AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON February 13, 2007
                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                         [ ]
                      POST-EFFECTIVE AMENDMENT NO. 56               [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                     [ ]
                              AMENDMENT NO. 58                      [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
               --------------------------------------------------
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                     ---------------------------------------
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401Philadelphia, PA 19103-2921

   It is proposed that this filing become effective (check appropriate box):

                [ ] Immediately upon filing pursuant to paragraph (b)
                [ ] On [insert date] pursuant to paragraph (b)
                [X] 60 days after filing pursuant to paragraph (a)(1)
                [ ] On [date] pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 APRIL XX, 2007

                         ABERDEEN EMERGING MARKETS FUND

                              ADVISOR CLASS SHARES

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Emerging Markets Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Advisor Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                     PAGE
                                                                     ----
     ABERDEEN EMERGING MARKETS FUND....................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS.........................X
     PERFORMANCE INFORMATION AND EXPENSES..............................X
     MORE INFORMATION ABOUT PRINCIPAL RISK.............................X
     MORE INFORMATION ABOUT FUND INVESTMENTS...........................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS..............................X
     INVESTMENT ADVISER AND SUB-ADVISERS...............................XX
     PORTFOLIO MANAGERS................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS...................XX
     PURCHASING AND SELLING FUND SHARES................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS................................XX
     OTHER POLICIES....................................................XX
     DISTRIBUTION OF FUND SHARES.......................................XX
     DIVIDENDS AND DISTRIBUTIONS.......................................XX
     TAXES.............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND..................Back Cover

                         ABERDEEN EMERGING MARKETS FUND

FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of emerging market country issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in common stocks, but also may invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Under normal circumstances, the Fund invests in equity securities of issuers that:

     o Have their principal securities trading market in an emerging market country;

     o Alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

     o Are organized under the laws of, and have a principal office in, an emerging market country.

An "emerging market" country is any country determined by Aberdeen Asset Management Inc. ("AAMI" or the "Adviser"), Aberdeen Asset Management Investment Services Ltd. ("AAMISL") or Aberdeen Asset Management Asia Limited ("AAMAL") (each, a "Sub-Adviser," and collectively, the "Sub-Advisers"") to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Sub-Advisers.

The Fund may invest in securities denominated in major currencies, including U.S. dollars, and currencies of other emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Fund may hedge a portion of its foreign currency exposure. The Sub-Advisers select securities from emerging market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and their investment style tends to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed or the company's valuations are no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and Foreign Depositary Receipts ("GDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               ADVISOR CLASS SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                               Advisor Class Shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.90%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Distribution (12b-1) Fees                                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.70%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
      Shareholder Services Fees**                                                     0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses***                                                    0.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses****                                                   1.86%
------------------------------------------------------------ ---------------------------------------------------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund has voluntarily agreed to waive the shareholder services fees to 0.10%. The Fund may discontinue all or part of this waiver at any time.
***  Represents less than 0.01%.
**** The Fund's Adviser has contractually agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.30% for Advisor Class Shares until April __, 2010.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

    ------------------------------ ------------------------------------------
              1 YEAR                             3 YEARS
    ------------------------------ ------------------------------------------
               $132                                $412
    ------------------------------ ------------------------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006,

AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser oversees the Sub-Advisers for the Fund to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. The Fund's adviser has contractually agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.30% for Advisor Class Shares until April __, 2010. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals employed by the Sub-Advisers. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

DEVAN KALOO, HEAD OF EMERGING MARKETS (AAMISL)

Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, initially working on the North American team before transferring to the global asset allocation desk. For the next three years, he focused on Asian portfolios before joining Murray Johnstone in Singapore in July 2000, which was acquired by Aberdeen shortly afterwards. Devan joined Aberdeen's Asian equity team and was promoted to senior investment manager in 2003 and worked closely with Peter Hames on regional portfolio construction. In May 2005, he was appointed to his current position.

JOANNE IRVINE, HEAD OF EMERGING MARKETS (NON-ASIA) (AAMISL)

After qualifying as a chartered accountant in 1992, Ms. Irvine worked in corporate finance as a specialist in raising development capital finance for private businesses. In January 1996, she joined Aberdeen in a group development role, moving to the current team at AAMISL in May 1997.

MARK BUTLER, CFA, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Butler graduated with a BAcc from the University of Natal in 1992 and then joined the Johannesburg office of Deloitte and Touche in 1993 where he worked for the entrepreneurial and special service teams. He qualified as a chartered accountant (South Africa) in 1996 and relocated to London where he joined Baring Asset Management in 1997 as a member of the African and Middle East team. In February 2000 he joined Aberdeen in London. Mr. Butler is a member of the London Society of Investment Professionals.

MARK GORDON-JAMES, CFA, INVESTMENT MANAGER (AAMISL)

After graduating from the London School of Economics in 2000, Mr. Gordon-James worked in the London office of Merrill Lynch Investment Managers with the emerging markets team, and joined Aberdeen in April 2004.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.

HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers or their affiliates in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE EMERGING MARKETS COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

---------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------
   YEAR         COMPOSITE        COMPOSITE        BENCHMARK        NO. OF       COMPOSITE     TOTAL FIRM       % OF     DISPERSION
                GROSS OF           NET OF          (MSCI          ACCOUNTS       ASSETS         ASSETS         FIRM        (4)
               INVESTMENT        INVESTMENT         EAFE)        (*THROUGH        ($M)         ($M)(3)       ASSETS
               MANAGEMENT        MANAGEMENT          (2)           OUT
                  FEES              FEES                          PERIOD)
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2006           36.68             35.65            32.59          14(7)         2,970        134,345        2.21        1.44%
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2005           37.40             36.35            34.54          7(5)          1,061        110,421        0.96        1.01%
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2004           27.99             26.98            25.95          5(4)           395          35,216        1.12         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2003           62.97             61.51            56.28           < 5           233          28,451        0.82         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2002           6.88              5.88             (6.00)          < 5           25           22,644        0.11         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2001          (4.91)            (5.80)            (2.37)          < 5           21           39,611        0.05         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2000          (18.57)           (19.34)          (30.61)          < 5           17           36,219        0.05         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1999           71.98             70.36            66.41           < 5           23           27,042        0.09         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1998          (29.64)           (30.28)          (25.34)          < 5           15           21,429        0.07         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1997          (14.92)           (15.66)          (11.59)          < 5           69           18,018        0.39         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1996           20.63             19.56             6.03           < 5           88           4,286         2.06         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------

1) The CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This Composite comprises accounts with at least 80% of assets invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in the equity markets of those countries defined as having emerging markets by Morgan Stanley Capital International. Derivatives are not used to leverage the portfolios.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Emerging Markets Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Advisor Class Shares of the Fund.

Advisor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Emerging Markets Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Emerging Markets Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Emerging Markets Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000 for Advisor Class shares ($100 for individual retirement accounts ("IRAs") and $50 for Spousal IRAs). The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Advisor Class Shares, check daily net asset value per share ("NAV") or get additional information.

        Trading Symbol                   CUSIP                    Fund Code
------------------------------ -------------------------- ---------------------
              XX                       00764Q827                    2971

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Emerging Markets Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o    The Fund name;
o    The account number;
o    The dollar amount or number of shares you wish to redeem;
o    The account name(s); and
o    The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000 you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

EXCHANGING SHARES

At no charge, you may exchange Advisor Class Shares of the Fund for Advisor Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Fees paid by the Fund pursuant to the shareholder services plan for Advisor Class Shares of the Fund adopted by the Fund's board may be an annual rate of up to 0.25% of the Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) failed verifications; (vi) involuntary redemptions; and (vii) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Advisor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Advisor Class Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         ABERDEEN EMERGING MARKETS FUND

INVESTMENT ADVISER
Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS
Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Emerging Markets Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-002-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 APRIL XX, 2007

                         ABERDEEN EMERGING MARKETS FUND

                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Emerging Markets Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                        PAGE
                                                                        ----
     ABERDEEN EMERGING MARKETS FUND......................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS...........................X
     PERFORMANCE INFORMATION AND EXPENSES................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK...............................X
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS................................X
     INVESTMENT ADVISER AND SUB-ADVISERS.................................XX
     PORTFOLIO MANAGERS..................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS.....................XX
     PURCHASING AND SELLING FUND SHARES..................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS..................................XX
     OTHER POLICIES......................................................XX
     DIVIDENDS AND DISTRIBUTIONS.........................................XX
     TAXES...............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND....................Back Cover

                         ABERDEEN EMERGING MARKETS FUND

FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of emerging market country issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in common stocks, but also may invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Under normal circumstances, the Fund invests in equity securities of issuers that:

o Have their principal securities trading market in an emerging market country;

o Alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

o Are organized under the laws of, and have a principal office in, an emerging market country.

An "emerging market" country is any country determined by Aberdeen Asset Management Inc. ("AAMI" or the "Adviser"), Aberdeen Asset Management Investment Services Ltd. ("AAMISL") or Aberdeen Asset Management Asia Limited ("AAMAL") (each, a "Sub-Adviser," and collectively, the "Sub-Advisers"") to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Sub-Advisers.

The Fund may invest in securities denominated in major currencies, including U.S. dollars, and currencies of other emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Fund may hedge a portion of its foreign currency exposure. The Sub-Advisers select securities from emerging market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and their investment style tends to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed or the company's valuations are no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and Foreign Depositary Receipts ("GDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.90%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.46%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.00%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses***                                                    1.36%
------------------------------------------------------------ ---------------------------------------------------------

*     Other Expenses are based on estimated amounts for the current fiscal year.
**    Represents less than 0.01%.
*** The Fund's Adviser has contractually agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.95% for Institutional Class Shares until April __, 2010.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

    -------------------------------- ----------------------------
                1 YEAR                           3 YEARS
    -------------------------------- ----------------------------
                 $97                               $303
    -------------------------------- ----------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006,

AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser oversees the Sub-Advisers for the Fund to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Fund. The Fund's adviser has contractually agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.95% for Institutional Class Shares until April __, 2010. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

 A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals employed by the Sub-Advisers. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

DEVAN KALOO, HEAD OF EMERGING MARKETS (AAMISL)

Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, initially working on the North American team before transferring to the global asset allocation desk. For the next three years, he focused on Asian portfolios before joining Murray Johnstone in Singapore in July 2000, which was acquired by Aberdeen shortly afterwards. Devan joined Aberdeen's Asian equity team and was promoted to senior investment manager in 2003 and worked closely with Peter Hames on regional portfolio construction. In May 2005, he was appointed to his current position.

JOANNE IRVINE, HEAD OF EMERGING MARKETS (NON-ASIA) (AAMISL)

After qualifying as a chartered accountant in 1992, Ms. Irvine worked in corporate finance as a specialist in raising development capital finance for private businesses. In January 1996, she joined Aberdeen in a group development role, moving to the current team at AAMISL in May 1997.

MARK BUTLER, CFA, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Butler graduated with a BAcc from the University of Natal in 1992 and then joined the Johannesburg office of Deloitte and Touche in 1993 where he worked for the entrepreneurial and special service teams. He qualified as a chartered accountant (South Africa) in 1996 and relocated to London where he joined Baring Asset Management in 1997 as a member of the African and Middle East team. In February 2000 he joined Aberdeen in London. Mr. Butler is a member of the London Society of Investment Professionals.

MARK GORDON-JAMES, CFA, INVESTMENT MANAGER (AAMISL)

After graduating from the London School of Economics in 2000, Mr. Gordon-James worked in the London office of Merrill Lynch Investment Managers with the emerging markets team, and joined Aberdeen in April 2004.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.

HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers or their affiliates in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE EMERGING MARKETS COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

---------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------
   YEAR         COMPOSITE        COMPOSITE        BENCHMARK        NO. OF       COMPOSITE     TOTAL FIRM       % OF     DISPERSION
                GROSS OF           NET OF          (MSCI          ACCOUNTS       ASSETS         ASSETS         FIRM        (4)
               INVESTMENT        INVESTMENT         EAFE)        (*THROUGH        ($M)         ($M)(3)       ASSETS
               MANAGEMENT        MANAGEMENT          (2)           OUT
                  FEES              FEES                          PERIOD)
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2006           36.68             35.65            32.59          14(7)         2,970        134,345        2.21        1.44%
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2005           37.40             36.35            34.54          7(5)          1,061        110,421        0.96        1.01%
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2004           27.99             26.98            25.95          5(4)           395          35,216        1.12         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2003           62.97             61.51            56.28           < 5           233          28,451        0.82         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2002           6.88              5.88             (6.00)          < 5           25           22,644        0.11         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2001          (4.91)            (5.80)            (2.37)          < 5           21           39,611        0.05         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   2000          (18.57)           (19.34)          (30.61)          < 5           17           36,219        0.05         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1999           71.98             70.36            66.41           < 5           23           27,042        0.09         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1998          (29.64)           (30.28)          (25.34)          < 5           15           21,429        0.07         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1997          (14.92)           (15.66)          (11.59)          < 5           69           18,018        0.39         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------
   1996           20.63             19.56             6.03           < 5           88           4,286         2.06         N/A
------------ ---------------- ------------------ --------------- ------------ -------------- ------------- ----------- -------------

1) The CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This Composite comprises accounts with at least 80% of assets invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in the equity markets of those countries defined as having emerging markets by Morgan Stanley Capital International. Derivatives are not used to leverage the portfolios.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Emerging Markets Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Emerging Markets Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Emerging Markets Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Emerging Markets Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000,000. The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

     Trading Symbol                    CUSIP                   Fund Code
-------------------------- ----------------------------- -----------------------
          XXX                        00764Q835                   2972

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Emerging Markets Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o    The Fund name;
o    The account number;
o    The dollar amount or number of shares you wish to redeem;

o    The account name(s); and
o    The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         ABERDEEN EMERGING MARKETS FUND

INVESTMENT ADVISER
Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS
Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Emerging Markets Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-001-0100

                       THE ADVISORS' INNER CIRCLE FUND II


                                   PROSPECTUS
                                 APRIL XX, 2007


                     ABERDEEN TOTAL RETURN FIXED INCOME FUND


                              ADVISOR CLASS SHARES


                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.



          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
           OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Total Return Fixed Income Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Advisor Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
     ABERDEEN TOTAL RETURN FIXED INCOME FUND...............................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS.............................X
     PERFORMANCE INFORMATION AND EXPENSES..................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS...............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS..................................X
     INVESTMENT ADVISER AND SUB-ADVISER....................................XX
     PORTFOLIO MANAGERS....................................................XX
     HISTORICAL PERFORMANCE DATA OF THE ADVISER............................XX
     PURCHASING AND SELLING FUND SHARES....................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS....................................XX
     OTHER POLICIES........................................................XX
     DISTRIBUTION OF FUND SHARES...........................................XX
     DIVIDENDS AND DISTRIBUTIONS...........................................XX
     TAXES.................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND...................Back Cover

                     ABERDEEN TOTAL RETURN FIXED INCOME FUND


FUND INVESTMENT OBJECTIVE

The Fund seeks to maximize total return consistent with the preservation of capital and prudent investment management. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

To achieve its objective, the Fund invests in a variety of fixed income securities and other instruments in a "Core Plus" fixed income strategy including, but not limited to, the following: U.S. Treasury securities and securities issued by government sponsored agencies; corporate obligations; preferred stocks; convertible bonds; hybrids; bank loans; mortgage and asset-backed securities; municipal bonds; non-U.S. dollar denominated instruments; currencies; sovereign and supranational issues; and cash equivalents. The Fund may also invest in derivative instruments, including, but not limited to: futures; options; swaps; credit derivatives; and currency forwards and derivatives, as part of its investment strategy and take delivery of other security types as a result. The Fund may use derivatives for hedging and non-hedging purposes, including seeking to enhance potential returns. As a result of these positions, the Fund may hold equities, warrants and other approved collateral on occasion.

Under normal circumstances, the Fund invests a minimum of 65% of its assets in a broad portfolio of U.S. dollar denominated investment grade fixed income securities. Investment grade securities are those rated Baa3/BBB- or higher by a nationally recognized ratings agency (Moody's, S&P or Fitch), or if unrated, determined by Aberdeen Asset Management Inc. ("AAMI" or the "Adviser") or Aberdeen Asset Management Investment Services Ltd. ("AAMISL" or the "Sub-Adviser") to be of comparable quality. The Fund seeks to enhance risk adjusted returns by investing up to 35% of its assets in other types of fixed income instruments, including but not limited to, below investment grade instruments, bank loans, emerging market debt, non-dollar denominated international debt, and currencies. The Fund limits investment in below investment grade securities to 25% of its assets and 25% of its assets to non-dollar denominated securities. In addition, the Fund limits net currency exposure to no more than 10% of its assets. The percentage limitations discussed in this paragraph are all measured at the time of investment and a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

The Adviser employs a relative value approach towards fixed income investing. The Adviser seeks to add value primarily through both individual security selection and sector allocation. In selecting securities for investment, the Adviser analyzes creditworthiness, structure and option value, and liquidity risks to determine an intrinsic value for each potential investment. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target; a negative change in a security's outlook relative to other securities held by the Fund; or in order to facilitate the purchase of an issue with more attractive risk/return characteristics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal, such as if the Fund's strategy failed to produce the intended results. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, while some obligations issued by some U.S. government sponsored agencies ("GSAs") are backed by the U.S. Treasury, others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the GSA's own resources. As a result, investments in securities issued by GSAs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield or "junk" bonds and bank loans from leveraged companies (leveraged loans) are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds and loans carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the junk bond or loan market may make it more difficult to dispose of them and may cause the fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds and leveraged loans accurately.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund's investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may use derivatives as part of hedging techniques designed to reduce the risks of certain of its investments in fixed income securities or currencies. However, hedging will not necessarily fully protect the Fund against all anticipated risks. Moreover, hedging transactions involve costs and risks of their own. If the Fund employs a hedge and the market rises, the Fund may lose money or forego the opportunity to capitalize on market increases. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

Further, the Fund's use of derivatives for speculative (non-hedging) purposes may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying those derivatives. Derivatives often involve the use of leverage. As a result, derivatives use may have the effect of magnifying the Fund's exposure to a particular security or currency and may cause the Fund to experience higher losses than a fund that does not use derivatives.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser and its affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               ADVISOR CLASS SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                                    None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
--------------------------------------------------------------------------------------------- ------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                               Advisor Class Shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.45%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Distribution (12b-1) Fees                                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.63%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
      Shareholder Services Fees**                                                     0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses***                                                    0.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses****                                                   1.33%
------------------------------------------------------------ ---------------------------------------------------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund has voluntarily agreed to waive the shareholder services fees to 0.10%. The Fund may discontinue all or part of this waiver at any time.
***  Represents less than 0.01%.
**** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.85% for Advisor Class Shares. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                 ----------------------- -----------------------
                          1 YEAR                3 YEARS
                 ----------------------- -----------------------
                           $135                  $421
                 ----------------------- -----------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at http://sei2funds.seic.com/aberdeen. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, serves as the sub-adviser to the Fund. The Sub-Adviser's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. The Sub-Adviser provides asset management services with respect to non-U.S. debt, currency transactions and other permissible investments. The Adviser and Sub-Adviser are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, the Sub-Adviser had approximately $1.5 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Adviser to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in non-U.S. debt, currency transactions, and other permissible investments for the Fund. The Adviser oversees the Sub-Adviser for the Fund to ensure that assets allocated to the Sub-Adviser are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The discretion of the Sub-Adviser to invest its allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Adviser by the Adviser. The Adviser pays the Sub-Adviser out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.50% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contract between the Adviser and the Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.


PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

GARY BARTLETT, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Bartlett has been specializing in taxable municipal, utility and government fixed income investments and has served as a senior portfolio manager for the U.S. Fixed Income team for the Adviser since December 2005. Prior to joining the Adviser, Mr. Bartlett served as a Managing Director of Deutsche Asset Management, which he joined in 1992 after 9 years of experience as an analyst and fixed income portfolio manager at PNC Financial and credit analyst at First Pennsylvania Bank.

WARREN DAVIS III, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Davis has served as a senior portfolio manager for mortgage- and asset-backed fixed income investments for the Adviser since December 2005. Prior to joining the Adviser, Mr. Davis served as a Managing Director of Deutsche Asset Management, which he joined in 1995 after 9 years of experience as a trader, analyst and developer of analytical and risk management systems for Paine Webber and Merrill Lynch.

THOMAS FLAHERTY, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Flaherty has served as senior portfolio manager and sector specialist for financial institutions and automobile manufacturing industries for the Adviser since December 2005. Prior to joining the Adviser, Mr. Flaherty served as a Managing Director of Deutsche Asset Management, which he joined in 1995 after 10 years of experience, including serving as vice president for U.S. taxable fixed income securities at Prudential Securities.

CHRISTOPHER GAGNIER, HEAD OF CORE PLUS FIXED INCOME  (AAMI)

Mr. Gagnier has served as head of Core Plus Fixed Income product and senior portfolio manager for corporate and high yield securities for the Adviser since December 2005. Mr. Gagnier is also primarily responsible for strategy allocations and portfolio management for the Fund. Prior to joining the Adviser, Mr. Gagnier served as a Managing Director of Deutsche Asset Management, which he joined in 1997 after 17 years of experience in fixed income investments at Paine Webber and Continental Bank.

DANIEL TAYLOR, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Taylor has served as a senior portfolio manager for asset-backed and commercial mortgage fixed income investments for the Adviser since 2005. Prior to joining the Adviser, Mr. Taylor served as a Managing Director of Deutsche Asset Management, which he joined in 1998 after 6 years of experience as a fixed income portfolio manager and senior credit analyst for CoreStates Investment Advisors.

TIMOTHY VILE, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Vile has served as a senior portfolio manager for the Core Fixed Income and Global Aggregate Fixed Income products for the Adviser since December 2005. Prior to joining the Adviser, Mr. Vile served as a Managing Director of Deutsche Asset Management, which he joined in 1991 as a member of the firm's core fixed income team. Mr. Vile seconded to the London office from January 1999 to June 2002 to design and develop the firm's European credit and global aggregate capabilities. Prior to joining the Deutsche Asset Management, Mr. Vile had 6 years of experience that included serving as a portfolio manager for fixed income portfolios at Equitable Capital Management.

BRETT DIMENT, HEAD OF EMERGING MARKETS (AAMISL)

Brett Diment is the head of emerging markets on the fixed income team. Mr. Diment joined the Sub-Adviser via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. Mr. Diment held the same role at Deutsche Asset Management since 1999. Mr. Diment joined Deutsche Asset Management in 1991 as a graduate and started researching emerging markets in 1995. Mr. Diment graduated with a BSc from the London School of Economics.

IAN WINSHIP, HEAD OF GLOBAL INTEREST RATES (AAMISL)

Ian Winship is head of global interest rates on the fixed income team. Mr. Winship joined the Sub-Adviser via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. Mr. Winship held the same role at Deutsche Asset Management in London having joined the company in 1997. Previously, Mr. Winship spent nine years as a fixed income portfolio manager at Scottish Amicable Investment Managers, Murray Johnstone and Hill Samuel Asset Managers. Mr. Winship graduated with a BA (Hons) from the University of Strathclyde.

MATTHEW COBON, HEAD OF FIXED INCOME (AAMISL)

Matthew Cobon is head of the fixed income currency team at AAMISL. Mr. Cobon joined the Sub-Adviser via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. He held a similar role at Deutsche Asset Management, which he joined in 2001. Mr. Cobon started his career at Citibank advising global fixed income and currency fund managers on the active management of their currency exposures. Mr. Cobon graduated with a BSc
(Hons) from Warwick University.


HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following table gives the historical performance of actual, fee-paying separate accounts, and commingled funds referred to as a "Composite," managed by the Adviser or its affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1 . All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE TOTAL RETURN FIXED INCOME COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

----------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------- ------------- ------------ -------------- --------- --------------
     YEAR          COMPOSITE     COMPOSITE NET     BENCHMARK        NO. OF      COMPOSITE    FIRM ASSETS   % OF       DISPERSION
                   GROSS OF      OF INVESTMENT   (LEHMAN BROS.     ACCOUNTS      ASSETS          (3)       FIRM           (4)
                  INVESTMENT       MANAGEMENT         U.S.        (*THROUGH       ($M)          ($M)        ASSETS
                MANAGEMENT FEES       FEES         AGGREGATE)    OUT PERIOD)
                                                      (2)
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2006            5.43             5.21            4.33         19 (18)        4,714        134,345       3.51        0.08%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2005            3.22             3.00            2.43         18 (14)        4,301        110,421      3.90%        0.13%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2004            5.60             5.38            4.34         18 (13)        4,034        29,960       13.46%       0.15%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2003            6.63             6.40            4.10         16 (16)        3,156        27,568       11.45%       0.48%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2002            10.06            9.67           10.25         19 (13)        3,888        27,240       14.27%       0.38%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2001            9.13             8.59            8.44         16 (13)        4,115        26,346       15.62%       0.36%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2000            11.63           11.08           11.63          13 (6)        2,508        23,086       10.86%       0.80%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1999            1.12             0.62           (0.82)         7 (3)          702         19,950       3.52%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1998            7.65             7.11            8.69          5 (3)         1,599        14,541       11.00%        n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1997            10.05            9.51            9.65            <5           201         10,212       1.97%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1996            6.27             5.74            3.63            <5           148          8,748       1.70%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------

1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The Lehman Brothers U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities are scheduled to be added to the U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.


See accompanying notes, a through c, below

a. This composite includes all fee-paying portfolios equal to or over U.S. $10 million, managed on a discretionary basis according to the composite strategy, which seeks to out perform the Lehman Brothers U.S. Aggregate Bond Index.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Total Return Fixed Income Composite was created on July 26, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Advisor Class Shares of the Fund.

Advisor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Total Return Fixed Income Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Total Return Fixed Income Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Total Return Fixed Income Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000 for Advisor Class shares ($100 for individual retirement accounts ("IRAs") and $50 for Spousal IRAs). The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Advisor Class Shares, check daily net asset value per share ("NAV") or get additional information.


     Trading Symbol                  CUSIP                    Fund Code
-------------------------- -------------------------- --------------------------
           XX                      00764Q793                    2973

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Total Return Fixed Income Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o The Fund name;
o The account number;
o The dollar amount or number of shares you wish to redeem;
o The account name(s); and
o The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000 you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

EXCHANGING SHARES

At no charge, you may exchange Advisor Class Shares of the Fund for Advisor Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts, high yield bonds, bank loans from leveraged companies and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Fees paid by the Fund pursuant to the shareholder services plan for Advisor Class Shares of the Fund adopted by the Fund's board may be an annual rate of up to 0.25% of the Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.


REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) failed verifications; (vi) involuntary redemptions; and (vii) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Advisor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Advisor Class Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                     ABERDEEN TOTAL RETURN FIXED INCOME FUND

INVESTMENT ADVISER

Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISER

Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Total Return Fixed Income Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-004-0100

                       THE ADVISORS' INNER CIRCLE FUND II


                                   PROSPECTUS
                                 APRIL XX, 2007


                     ABERDEEN TOTAL RETURN FIXED INCOME FUND


                           INSTITUTIONAL CLASS SHARES


                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.


         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
           OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Total Return Fixed Income Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
     ABERDEEN TOTAL RETURN FIXED INCOME FUND...............................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS.............................X
     PERFORMANCE INFORMATION AND EXPENSES..................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS...............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS..................................X
     INVESTMENT ADVISER AND SUB-ADVISER....................................XX
     PORTFOLIO MANAGERS....................................................XX
     HISTORICAL PERFORMANCE DATA OF THE ADVISER............................XX
     PURCHASING AND SELLING FUND SHARES....................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS....................................XX
     OTHER POLICIES........................................................XX
     DIVIDENDS AND DISTRIBUTIONS...........................................XX
     TAXES.................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND..................Back Cover

                     ABERDEEN TOTAL RETURN FIXED INCOME FUND


FUND INVESTMENT OBJECTIVE

The Fund seeks to maximize total return consistent with the preservation of capital and prudent investment management. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

To achieve its objective, the Fund invests in a variety of fixed income securities and other instruments in a `Core Plus' fixed income strategy including, but not limited to, the following: U.S. Treasury securities and securities issued by government sponsored agencies; corporate obligations; preferred stocks; convertible bonds; hybrids; bank loans; mortgage and asset-backed securities; municipal bonds; non-U.S. dollar denominated instruments; currencies; sovereign and supranational issues; and cash equivalents. The Fund may also invest in derivative instruments, including, but not limited to: futures; options; swaps; credit derivatives; and currency forwards and derivatives, as part of its investment strategy and take delivery of other security types as a result. The Fund may use derivatives for hedging and non-hedging purposes, including seeking to enhance potential returns. As a result of these positions, the Fund may hold equities, warrants and other approved collateral on occasion.

Under normal circumstances, the Fund invests a minimum of 65% of its assets in a broad portfolio of U.S. dollar denominated investment grade fixed income securities. Investment grade securities are those rated Baa3/BBB- or higher by a nationally recognized ratings agency (Moody's, S&P or Fitch), or if unrated, determined by Aberdeen Asset Management Inc. ("AAMI" or the "Adviser") or Aberdeen Asset Management Investment Services Ltd. ("AAMISL" or the "Sub-Adviser") to be of comparable quality. The Fund seeks to enhance risk adjusted returns by investing up to 35% of its assets in other types of fixed income instruments, including but not limited to, below investment grade instruments, bank loans, emerging market debt, non-dollar denominated international debt, and currencies. The Fund limits investment in below investment grade securities to 25% of its assets and 25% of its assets to non-dollar denominated securities. In addition, the Fund limits net currency exposure to no more than 10% of its assets. The percentage limitations discussed in this paragraph are all measured at the time of investment and a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

The Adviser employs a relative value approach towards fixed income investing. The Adviser seeks to add value primarily through both individual security selection and sector allocation. In selecting securities for investment, the Adviser analyzes creditworthiness, structure and option value, and liquidity risks to determine an intrinsic value for each potential investment. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target; a negative change in a security's outlook relative to other securities held by the Fund; or in order to facilitate the purchase of an issue with more attractive risk/return characteristics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal, such as if the Fund's strategy failed to produce the intended results. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, while some obligations issued by some U.S. government sponsored agencies ("GSAs") are backed by the U.S. Treasury, others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the GSA's own resources. As a result, investments in securities issued by GSAs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield or "junk" bonds and bank loans from leveraged companies (leveraged loans) are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds and loans carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the junk bond or loan market may make it more difficult to dispose of them and may cause the fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds and leveraged loans accurately.

When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund's investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may use derivatives as part of hedging techniques designed to reduce the risks of certain of its investments in fixed income securities or currencies. However, hedging will not necessarily fully protect the Fund against all anticipated risks. Moreover, hedging transactions involve costs and risks of their own. If the Fund employs a hedge and the market rises, the Fund may lose money or forego the opportunity to capitalize on market increases. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

Further, the Fund's use of derivatives for speculative (non-hedging) purposes may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying those derivatives. Derivatives often involve the use of leverage. As a result, derivatives use may have the effect of magnifying the Fund's exposure to a particular security or currency and may cause the Fund to experience higher losses than a fund that does not use derivatives.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser and its affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                                    None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.45%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.38%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.00%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses***                                                    0.83%
------------------------------------------------------------ ---------------------------------------------------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
**   Represents less than 0.01%.
*** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.50% for Institutional Class Shares. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                 ----------------------- -----------------------
                         1 YEAR                 3 YEARS
                 ----------------------- -----------------------
                           $85                   $265
                 ----------------------- -----------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at http://sei2funds.seic.com/aberdeen. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, serves as the sub-adviser to the Fund. The Sub-Adviser's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. The Sub-Adviser provides asset management services with respect to non-U.S. debt, currency transactions and other permissible investments. The Adviser and Sub-Adviser are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the

Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, the Sub-Adviser had approximately $1.5 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Adviser to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in non-U.S. debt, currency transactions, and other permissible investments for the Fund. The Adviser oversees the Sub-Adviser for the Fund to ensure that assets allocated to the Sub-Adviser are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The discretion of the Sub-Adviser to invest its allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Adviser by the Adviser. The Adviser pays the Sub-Adviser out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.50% for Institutional Class Shares. The Adviser may discontinue all or part of this expense limitation reimbursement at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contract between the Adviser and the Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.


PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

GARY BARTLETT, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Bartlett has been specializing in taxable municipal, utility and government fixed income investments and has served as a senior portfolio manager for the U.S. Fixed Income team for the Adviser since December 2005. Prior to joining the Adviser, Mr. Bartlett served as a Managing Director of Deutsche Asset Management, which he joined in 1992 after 9 years of experience as an analyst and fixed income portfolio manager at PNC Financial and credit analyst at First Pennsylvania Bank.

WARREN DAVIS III, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Davis has served as a senior portfolio manager for mortgage- and asset-backed fixed income investments for the Adviser since December 2005. Prior to joining the Adviser, Mr. Davis served as a Managing Director of Deutsche Asset Management, which he joined in 1995 after 9 years of experience as a trader, analyst and developer of analytical and risk management systems for Paine Webber and Merrill Lynch.

THOMAS FLAHERTY, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Flaherty has served as senior portfolio manager and sector specialist for financial institutions and automobile manufacturing industries for the Adviser since December 2005. Prior to joining the Adviser, Mr. Flaherty served as a Managing Director of Deutsche Asset Management, which he joined in 1995 after 10 years of experience, including serving as vice president for U.S. taxable fixed income securities at Prudential Securities.

CHRISTOPHER GAGNIER, HEAD OF CORE PLUS FIXED INCOME  (AAMI)

Mr. Gagnier has served as head of Core Plus Fixed Income product and senior portfolio manager for corporate and high yield securities for the Adviser since December 2005. Mr. Gagnier is also primarily responsible for strategy allocations and portfolio management for the Fund. Prior to joining the Adviser, Mr. Gagnier served as a Managing Director of Deutsche Asset Management, which he joined in 1997 after 17 years of experience in fixed income investments at Paine Webber and Continental Bank.

DANIEL TAYLOR, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Taylor has served as a senior portfolio manager for asset-backed and commercial mortgage fixed income investments for the Adviser since 2005. Prior to joining the Adviser, Mr. Taylor served as a Managing Director of Deutsche Asset Management, which he joined in 1998 after 6 years of experience as a fixed income portfolio manager and senior credit analyst for CoreStates Investment Advisors.

TIMOTHY VILE, SENIOR PORTFOLIO MANAGER (AAMI)

Mr. Vile has served as a senior portfolio manager for the Core Fixed Income and Global Aggregate Fixed Income products for the Adviser since December 2005. Prior to joining the Adviser, Mr. Vile served as a Managing Director of Deutsche Asset Management, which he joined in 1991 as a member of the firm's core fixed income team. Mr. Vile seconded to the London office from January 1999 to June 2002 to design and develop the firm's European credit and global aggregate capabilities. Prior to joining the Deutsche Asset Management, Mr. Vile had 6 years of experience that included serving as a portfolio manager for fixed income portfolios at Equitable Capital Management.

BRETT DIMENT, HEAD OF EMERGING MARKETS (AAMISL)

Brett Diment is the head of emerging markets on the fixed income team. Mr. Diment joined the Sub-Adviser via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. Mr. Diment held the same role at Deutsche Asset Management since 1999. Mr. Diment joined Deutsche Asset Management in 1991 as a graduate and started researching emerging markets in 1995. Mr. Diment graduated with a BSc from the London School of Economics.

IAN WINSHIP, HEAD OF GLOBAL INTEREST RATES (AAMISL)

Ian Winship is head of global interest rates on the fixed income team. Mr. Winship joined the Sub-Adviser via the acquisition of Deutsche Asset

Management's London and Philadelphia fixed income businesses in 2005. Mr. Winship held the same role at Deutsche Asset Management in London having joined the company in 1997. Previously, Mr. Winship spent nine years as a fixed income portfolio manager at Scottish Amicable Investment Managers, Murray Johnstone and Hill Samuel Asset Managers. Mr. Winship graduated with a BA (Hons) from the University of Strathclyde.

MATTHEW COBON, HEAD OF FIXED INCOME (AAMISL)

Matthew Cobon is head of the fixed income currency team at AAMISL. Mr. Cobon joined the Sub-Adviser via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. He held a similar role at Deutsche Asset Management, which he joined in 2001. Mr. Cobon started his career at Citibank advising global fixed income and currency fund managers on the active management of their currency exposures. Mr. Cobon graduated with a BSc
(Hons) from Warwick University.


HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following table gives the historical performance of actual, fee-paying separate accounts, and commingled funds referred to as a "Composite," managed by the Adviser or its affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1 . All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE TOTAL RETURN FIXED INCOME COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

----------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------- ------------- ------------ -------------- --------- --------------
     YEAR          COMPOSITE     COMPOSITE NET     BENCHMARK        NO. OF      COMPOSITE    FIRM ASSETS   % OF       DISPERSION
                   GROSS OF      OF INVESTMENT   (LEHMAN BROS.     ACCOUNTS      ASSETS          (3)       FIRM           (4)
                  INVESTMENT       MANAGEMENT         U.S.        (*THROUGH       ($M)          ($M)        ASSETS
                MANAGEMENT FEES       FEES         AGGREGATE)    OUT PERIOD)
                                                      (2)
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2006            5.43             5.21            4.33         19 (18)        4,714        134,345       3.51        0.08%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2005            3.22             3.00            2.43         18 (14)        4,301        110,421      3.90%        0.13%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2004            5.60             5.38            4.34         18 (13)        4,034        29,960       13.46%       0.15%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2003            6.63             6.40            4.10         16 (16)        3,156        27,568       11.45%       0.48%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2002            10.06            9.67           10.25         19 (13)        3,888        27,240       14.27%       0.38%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2001            9.13             8.59            8.44         16 (13)        4,115        26,346       15.62%       0.36%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     2000            11.63           11.08           11.63          13 (6)        2,508        23,086       10.86%       0.80%
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1999            1.12             0.62           (0.82)         7 (3)          702         19,950       3.52%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1998            7.65             7.11            8.69          5 (3)         1,599        14,541       11.00%        n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1997            10.05            9.51            9.65            <5           201         10,212       1.97%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------
     1996            6.27             5.74            3.63            <5           148          8,748       1.70%         n/a
--------------- ---------------- --------------- --------------- ------------- ------------ -------------- --------- --------------

1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The Lehman Brothers U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities are scheduled to be added to the U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.


See accompanying notes, a through c, below

a. This composite includes all fee-paying portfolios equal to or over U.S. $10 million, managed on a discretionary basis according to the composite strategy, which seeks to out perform the Lehman Brothers U.S. Aggregate Bond Index.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Total Return Fixed Income Composite was created on July 26, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Total Return Fixed Income Fund
PO Box 219009
Kansas City, MO 64121


EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Total Return Fixed Income Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Total Return Fixed Income Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000,000. The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.


FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

     Trading Symbol                 CUSIP                     Fund Code
-------------------------- -------------------------- --------------------------
           XX                     00764Q819                     2974

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Total Return Fixed Income Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o The Fund name;
o The account number;
o The dollar amount or number of shares you wish to redeem;
o The account name(s); and
o The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call (866) 392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts, high yield bonds, bank loans from leveraged companies and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

ABERDEEN TOTAL RETURN FIXED INCOME FUND

INVESTMENT ADVISER

Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISER

Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Total Return Fixed Income Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                 AAM-PS-003-0100

                       THE ADVISORS' INNER CIRCLE FUND II


                                   PROSPECTUS
                                 APRIL XX, 2007


                           ABERDEEN GLOBAL EQUITY FUND


                              ADVISOR CLASS SHARES


                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.



          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
           OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Global Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Advisor Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                           PAGE
     ABERDEEN GLOBAL EQUITY FUND............................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS..............................X
     PERFORMANCE INFORMATION AND EXPENSES...................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK..................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS................................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS...................................X
     INVESTMENT ADVISER AND SUB-ADVISERS....................................XX
     PORTFOLIO MANAGERS.....................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS........................XX
     PURCHASING AND SELLING FUND SHARES.....................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS.....................................XX
     OTHER POLICIES.........................................................XX
     DISTRIBUTION OF FUND SHARES............................................XX
     DIVIDENDS AND DISTRIBUTIONS............................................XX
     TAXES..................................................................XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND......................Back Cover

                           ABERDEEN GLOBAL EQUITY FUND


FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of global issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, Aberdeen Asset Management Investment Services Ltd. ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL"). At a minimum, the Fund's investments in securities will be located in not less than ten countries, including the U.S. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and its investment style tends to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               ADVISOR CLASS SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                                    None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
--------------------------------------------------------------------------------------------- ------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                               Advisor Class Shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Distribution (12b-1) Fees                                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.70%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
          Shareholder Services Fees**                                                 0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses***                                                    0.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses****                                                   1.70%
------------------------------------------------------------ ---------------------------------------------------------


*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund has voluntarily agreed to waive the shareholder services fees to 0.10%. The Fund may discontinue all or part of this waiver at any time.
***  Represents less than 0.01%.
**** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.20% for Advisor Class Shares. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                 ----------------------- -----------------------
                           1 YEAR                3 YEARS
                 ----------------------- -----------------------
                            $173                   $536
                 ----------------------- -----------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Advisers to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in emerging market equity investments, ADRs and currency transactions for the Fund. The Adviser oversees the Sub-Advisers for the Fund to ensure that assets allocated to the Sub-Advisers are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Advisers' adherence to its investment style. The discretion of the Sub-Advisers to invest their allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Advisers by the Adviser. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.20% for Advisor Class Shares. The Adviser may discontinue all or part of this waiver at any time. The Adviser may discontinue all or part of this expense limitation at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.


PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

STEPHEN DOCHERTY, HEAD OF GLOBAL EQUITIES (AAMISL)

Mr. Docherty is head of Aberdeen Asset Managements Investment Services Ltd. Global Equity Team based in Edinburgh, Scotland. Mr. Docherty joined Aberdeen Asset Management, PLC in 1994 and has been head of global equities since 2003. He is responsible for all matters relating to the management of global equity funds.

BRUCE STOUT, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Stout joined Aberdeen Asset Management, PLC in 2000 and since that time has served as a senior investment manager on the Global Equity Team. Prior to 2000 he was investment manager for the emerging markets team at Murray Johnstone.

ANDREW MCMENIGALL, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. McMenigall joined Aberdeen Asset Management PLC in 2003 and since that time has served as a senior investment manager on the Global Equity Team. From 1997 to 2003 he was head of global equities for Edinburgh Fund Manager.

ANDREW PRESTON, HEAD OF SOCIALLY RESPONSIBLE INVESTING (AAMISL)

Mr. Preston joined Aberdeen Asset Management, PLC in 2000 and since that time has served as head of socially responsible investing at the Sub-Adviser. He is responsible for managing EAFE, global and SRI portfolios for U.S., Canadian, and U.K. clients. Mr. Preston has developed global expertise in screening companies for SRI qualities and specializes in SRI investing and managing global equities. Prior to 2000 he was an investment manager at Murray Johnstone.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.

HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))(1). All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE GLOBAL EQUITY COMPOSITE CHARACTERISTICS
(08/01/98 THROUGH 12/31/06)

-------------------------------------------------------------
                      RATE OF RETURN %
------------------------------------------------------------- -------------- -------------- ------------ ------------- -------------
  YEAR     COMPOSITE GROSS    COMPOSITE NET     BENCHMARK        NO. OF        COMPOSITE    TOTAL FIRM    % OF FIRM     DISPERSION
            OF INVESTMENT     OF INVESTMENT    (MSCI WORLD)     ACCOUNTS      ASSETS ($M)     ASSETS        ASSETS         (4)
           MANAGEMENT FEES   MANAGEMENT FEES       (2)          (*THROUGH                    ($M) (3)
                                                               OUT PERIOD)
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2006          24.26             23.78           18.22           8(8)           1,115        134,345        0.83         1.56%
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2005          18.65             18.09           10.03            < 5            332         110,421        0.30          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2004          23.25             22.67           15.25            < 5            315         35,216         0.90          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2003          30.13             29.48           33.76            < 5            353         28,451         1.24          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2002         (16.89)           (17.30)         (19.54)           < 5            188         22,644         0.83          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2001         (20.24)           (20.66)         (16.52)          5(3)            294         39,611         0.74          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2000         (13.11)           (13.58)         (12.92)           < 5            140         36,219         0.39          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  1999          30.04             29.30           25.34            < 5            139         27,042         0.52          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  1998           5.40             5.14            (6.95)           < 5            98          21,429         0.46          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------


1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of June 2006, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This composite comprises accounts with at least 80% of assets invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in equity markets as defined by Morgan Stanley Capital International. Derivatives are not used to leverage the portfolios.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Global Equity Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Advisor Class Shares of the Fund.

Advisor Class Shares are for individual and retail investors.


HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Global Equity Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Global Equity Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Global Equity Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000 for Advisor Class shares ($100 for individual retirement accounts ("IRAs") and $50 for Spousal IRAs). The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Advisor Class Shares, check daily net asset value per share ("NAV") or get additional information.

     Trading Symbol                   CUSIP                    Fund Code
-------------------------- -------------------------- --------------------------
           XX                          XX                        XX

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Global Equity Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o The Fund name;
o The account number;
o The dollar amount or number of shares you wish to redeem;
o The account name(s); and
o The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call (866) 392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000 you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

EXCHANGING SHARES

At no charge, you may exchange Advisor Class Shares of the Fund for Advisor Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Fees paid by the Fund pursuant to the shareholder services plan for Advisor Class Shares of the Fund adopted by the Fund's board may be an annual rate of up to 0.25% of the Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) failed verifications; (vi) involuntary redemptions; and (vii) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Advisor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Advisor Class Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           ABERDEEN GLOBAL EQUITY FUND

INVESTMENT ADVISER

Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS

Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Global Equity Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.



                                                                 AAM-PS-006-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 APRIL XX, 2007

                           ABERDEEN GLOBAL EQUITY FUND

                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.




          THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
           OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
                  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen Global Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                          PAGE
     ABERDEEN GLOBAL EQUITY FUND..........................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS............................X
     PERFORMANCE INFORMATION AND EXPENSES.................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK................................X
     MORE INFORMATION ABOUT FUND INVESTMENTS..............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS.................................X
     INVESTMENT ADVISER AND SUB-ADVISERS..................................XX
     PORTFOLIO MANAGERS...................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS......................XX
     PURCHASING AND SELLING FUND SHARES...................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS...................................XX
     OTHER POLICIES.......................................................XX
     DIVIDENDS AND DISTRIBUTIONS..........................................XX
     TAXES................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND.................Back Cover

                           ABERDEEN GLOBAL EQUITY FUND


FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of global issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, Aberdeen Asset Management Investment Services Ltd. ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL") (collectively, the "Sub-Advisers"). At a minimum, the Fund's investments in securities will be located in not less than ten countries, including the U.S. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and their investment styles tend to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
(as a percentage of offering price)                                                                    None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.75%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.45%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.00%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses***                                                    1.20%
------------------------------------------------------------ ---------------------------------------------------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
**   Represents less than 0.01%
*** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.85% for Institutional Class Shares. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

                  -----------------------           -----------------------
                          1 YEAR                             3 YEARS
                  -----------------------           -----------------------
                           $122                               $381
                  -----------------------           -----------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Advisers to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in emerging market equity investments, ADRs and currency transactions for the Fund. The Adviser oversees the Sub-Advisers for the Fund to ensure that assets allocated to the Sub-Advisers are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Advisers' adherence to its investment style. The discretion of the Sub-Advisers to invest their allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Advisers by the Adviser. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.85% for Institutional Class Shares. The Adviser may discontinue all or part of this waiver at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

 A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.


PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

STEPHEN DOCHERTY, HEAD OF GLOBAL EQUITIES (AAMISL)

Mr. Docherty is head of Aberdeen Asset Managements Investment Services Ltd. Global Equity Team based in Edinburgh, Scotland. Mr. Docherty joined Aberdeen Asset Management, PLC in 1994 and has been head of global equities since 2003. He is responsible for all matters relating to the management of global equity funds.

BRUCE STOUT, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Stout joined Aberdeen Asset Management, PLC in 2000 and since that time has served as a senior investment manager on the Global Equity Team. Prior to 2000 he was investment manager for the emerging markets team at Murray Johnstone.

ANDREW MCMENIGALL, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. McMenigall joined Aberdeen Asset Management PLC in 2003 and since that time has served as a senior investment manager on the Global Equity Team. From 1997 to 2003 he was head of global equities for Edinburgh Fund Manager.

ANDREW PRESTON, HEAD OF SOCIALLY RESPONSIBLE INVESTING (AAMISL)

Mr. Preston joined Aberdeen Asset Management, PLC in 2000 and since that time has served as head of socially responsible investing at the Sub-Adviser. He is responsible for managing EAFE, global and SRI portfolios for U.S., Canadian, and U.K. clients. Mr. Preston has developed global expertise in screening companies for SRI qualities and specializes in SRI investing and managing global equities. Prior to 2000 he was an investment manager at Murray Johnstone.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.


HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))(1). All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the

Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE GLOBAL EQUITY COMPOSITE CHARACTERISTICS
(08/01/98 THROUGH 12/31/06)

-------------------------------------------------------------
                      RATE OF RETURN %
------------------------------------------------------------- -------------- -------------- ------------ ------------- -------------
  YEAR     COMPOSITE GROSS    COMPOSITE NET     BENCHMARK        NO. OF        COMPOSITE    TOTAL FIRM    % OF FIRM     DISPERSION
            OF INVESTMENT     OF INVESTMENT    (MSCI WORLD)     ACCOUNTS      ASSETS ($M)     ASSETS        ASSETS         (4)
           MANAGEMENT FEES   MANAGEMENT FEES       (2)          (*THROUGH                    ($M) (3)
                                                               OUT PERIOD)
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2006          24.26             23.78           18.22           8(8)           1,115        134,345        0.83         1.56%
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2005          18.65             18.09           10.03            < 5            332         110,421        0.30          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2004          23.25             22.67           15.25            < 5            315         35,216         0.90          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2003          30.13             29.48           33.76            < 5            353         28,451         1.24          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2002         (16.89)           (17.30)         (19.54)           < 5            188         22,644         0.83          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2001         (20.24)           (20.66)         (16.52)          5(3)            294         39,611         0.74          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  2000         (13.11)           (13.58)         (12.92)           < 5            140         36,219         0.39          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  1999          30.04             29.30           25.34            < 5            139         27,042         0.52          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------
  1998           5.40             5.14            (6.95)           < 5            98          21,429         0.46          N/A
---------- ----------------- ---------------- --------------- -------------- -------------- ------------ ------------- -------------


1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of June 2006, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This composite comprises accounts with at least 80% of assets invested in equities managed on a discretionary basis. The accounts within this composite invest primarily in companies based in equity markets as defined by Morgan Stanley Capital International. Derivatives are not used to leverage the portfolios.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The Global Equity Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen Global Equity Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen Global Equity Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen Global Equity Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000,000. The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

      Trading Symbol                 CUSIP                    Fund Code
-------------------------- -------------------------- --------------------------
            XX                        XX                         XX

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen Global Equity Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o  The Fund name;
o  The account number;
o  The dollar amount or number of shares you wish to redeem;
o  The account name(s); and
o  The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another Fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.


INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                           ABERDEEN GLOBAL EQUITY FUND

INVESTMENT ADVISER

Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS

Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen Global Equity Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.


THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-005-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 APRIL XX, 2007

                       ABERDEEN INTERNATIONAL EQUITY FUND

                              ADVISOR CLASS SHARES

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen International Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Advisor Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                       PAGE
                                                                       ----
     ABERDEEN INTERNATIONAL EQUITY FUND..................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS...........................X
     PERFORMANCE INFORMATION AND EXPENSES................................X
     MORE INFORMATION ABOUT PRINCIPAL RISK...............................X
     MORE INFORMATION ABOUT FUND INVESTMENTS.............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS................................X
     INVESTMENT ADVISER AND SUB-ADVISERS.................................XX
     PORTFOLIO MANAGERS..................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS.....................XX
     PURCHASING AND SELLING FUND SHARES..................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS..................................XX
     OTHER POLICIES......................................................XX
     DISTRIBUTION OF FUND SHARES.........................................XX
     DIVIDENDS AND DISTRIBUTIONS.........................................XX
     TAXES...............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND....................Back Cover

                       ABERDEEN INTERNATIONAL EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of non-U.S. issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, Aberdeen Asset Management Investment Services Ltd. ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL") (collectively, the "Sub-Advisers"). At a minimum, the Fund's investments in securities will be spread across at least ten foreign countries. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on their proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and investment styles tend to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                               ADVISOR CLASS SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
--------------------------------------------------------------------------------------------- ------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                               Advisor Class Shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Distribution (12b-1) Fees                                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.70%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
          Shareholder Services Fees**                                                 0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses***                                                    0.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses****                                                   1.70%
------------------------------------------------------------ ---------------------------------------------------------

*    Other Expenses are based on estimated amounts for the current fiscal year.
** The Fund has voluntarily agreed to waive the shareholder services fees to 0.10%. The Fund may discontinue all or part of this waiver at any time.
***  Represents less than 0.01%.
**** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.20% for Advisor Class Shares. The Adviser may discontinue all or part of this waiver at any time

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

      -------------------------------- ----------------------------
                  1 YEAR                          3 YEARS
      -------------------------------- ----------------------------
                   $173                             $536
      -------------------------------- ----------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Advisers to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in emerging market equity investments, ADRs and currency transactions for the Fund. The Adviser oversees the Sub-Advisers for the Fund to ensure that assets allocated to the Sub-Advisers are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Advisers' adherence to its investment style. The discretion of the Sub-Advisers to invest their allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Advisers by the Adviser. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 1.20% for Advisor Class Shares. The Adviser may discontinue all or part of this waiver at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and /or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

STEPHEN DOCHERTY, HEAD OF GLOBAL EQUITIES (AAMISL)

Mr. Docherty is head of AAMISL's Global Equity Team based in Edinburgh, Scotland. Mr. Docherty joined Aberdeen Asset Management, PLC in 1994 and has been head of global equities since 2003. He is responsible for all matters relating to the management of global equity funds.

BRUCE STOUT, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Stout joined Aberdeen Asset Management, PLC in 2000 and since that time has served as a senior investment manager on the Global Equity Team. Prior to 2000 he was investment manager for the emerging markets team at Murray Johnstone.

ANDREW MCMENIGALL, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. McMenigall joined Aberdeen Asset Management PLC in 2003 and since that time has served as a senior investment manager on the Global Equity Team. From 1997 to 2003 he was head of global equities for Edinburgh Fund Manager.

ANDREW PRESTON, HEAD OF SOCIALLY RESPONSIBLE INVESTING (AAMISL)

Mr. Preston joined Aberdeen Asset Management, PLC in 2000 and since that time has served as head of socially responsible investing at the Sub-Adviser. He is responsible for managing EAFE, global and SRI portfolios for U.S., Canadian, and U.K. clients. Mr. Preston has developed global expertise in screening companies for SRI qualities and specializes in SRI investing and managing global equities. Prior to 2000 he was an investment manager at Murray Johnstone.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.

HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the

Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE INTERNATIONAL EQUITY COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

---------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------
   YEAR         COMPOSITE        COMPOSITE        BENCHMARK        NO. OF       COMPOSITE     TOTAL FIRM       % OF     DISPERSION
                GROSS OF           NET OF          (MSCI          ACCOUNTS       ASSETS         ASSETS         FIRM        (4)
               INVESTMENT        INVESTMENT         EAFE)        (*THROUGH        ($M)         ($M)(3)       ASSETS
               MANAGEMENT        MANAGEMENT          (2)           OUT
                  FEES              FEES                          PERIOD)
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2006           29.01            28.43            26.86           < 5           623          134,345        0.46         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2005           18.37            17.82            14.02           < 5           348          110,421        0.32         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2004           21.97            21.40            20.70          7(7)           423           1,261        33.54        0.78%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2003           33.26            32.64            39.17          7(7)           350            688         50.94        2.07%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2002          (13.19)          (13.58)          (15.66)         9(8)           270            701         38.61        0.73%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2001          (22.15)          (22.53)          (21.21)         8(4)           290           1,359        21.37         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2000          (16.95)          (17.53)          (13.96)         6(5)           34            2,164         1.59        1.20%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1999           33.79            32.90            27.30          5(4)           40            3,398         1.20         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1998           15.76            14.96            20.33          6(6)           79            2,587         3.08        1.25%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1997           8.15              7.43             2.06          7(7)           137           1,599         8.58        0.67%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1996           10.13             9.44             6.36          4(6)           127           1,614         7.91        1.34%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------

1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This composite reflects accounts with at least 80% invested in equities managed on a discretionary basis, with a 3% out performance target. The accounts within this composite invest primarily in non-U.S. companies based in the developed equity markets of Europe, Australia and the Far East but may invest up to 20% in Emerging Markets.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The International Equity Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Advisor Class Shares of the Fund.

Advisor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen International Equity Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen International Equity Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen International Equity Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000 for Advisor Class shares ($100 for individual retirement accounts ("IRAs") and $50 for Spousal IRAs). The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Advisor Class Shares, check daily net asset value per share ("NAV") or get additional information.

        Trading Symbol                    CUSIP                  Fund Code
------------------------------ ---------------------------- --------------------
              XX                           XX                       XX

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen International Equity Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o    The Fund name;
o    The account number;

o    The dollar amount or number of shares you wish to redeem;
o    The account name(s); and
o    The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000 you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

EXCHANGING SHARES

At no charge, you may exchange Advisor Class Shares of the Fund for Advisor Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Fees paid by the Fund pursuant to the shareholder services plan for Advisor Class Shares of the Fund adopted by the Fund's board may be an annual rate of up to 0.25% of the Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) failed verifications; (vi) involuntary redemptions; and (vii) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Advisor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Advisor Class Shares is 0.25%.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       ABERDEEN INTERNATIONAL EQUITY FUND

INVESTMENT ADVISER
Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS
Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen International Equity Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-008-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                 APRIL XX, 2007

                       ABERDEEN INTERNATIONAL EQUITY FUND

                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Aberdeen International Equity Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                      PAGE
                                                                      ----
     ABERDEEN INTERNATIONAL EQUITY FUND.................................1
     INVESTMENT STRATEGIES AND PRINCIPAL RISKS..........................X
     PERFORMANCE INFORMATION AND EXPENSES...............................X
     MORE INFORMATION ABOUT PRINCIPAL RISK..............................X
     MORE INFORMATION ABOUT FUND INVESTMENTS............................X
     INFORMATION ABOUT PORTFOLIO HOLDINGS...............................X
     INVESTMENT ADVISER AND SUB-ADVISERS................................XX
     PORTFOLIO MANAGERS.................................................XX
     HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS....................XX
     PURCHASING AND SELLING FUND SHARES.................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS.................................XX
     OTHER POLICIES.....................................................XX
     DIVIDENDS AND DISTRIBUTIONS........................................XX
     TAXES..............................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND...................Back Cover

                       ABERDEEN INTERNATIONAL EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in stocks of non-U.S. issuers. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, Aberdeen Asset Management Investment Services Ltd. ("AAMISL") and Aberdeen Asset Management Asia Limited ("AAMAL") (collectively, the "Sub-Advisers"). At a minimum, the Fund's investments in securities will be spread across at least ten foreign countries. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on their proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and investment styles tend to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the strategy is not successful in the markets in which the Fund invests. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Sub-Advisers and their affiliates manage separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Sub-Advisers."

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
----------------------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to your bank account may be subject to a $10 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                            INSTITUTIONAL CLASS SHARES
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.75%
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses*                                                                       0.45%
------------------------------------------------------------ ---------------------------------------------------------
Acquired Fund Fees and Expenses**                                                     0.00%
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses***                                                    1.20%
------------------------------------------------------------ ---------------------------------------------------------

*     Other Expenses are based on estimated amounts for the current fiscal year.
**    Represents less than 0.01%.
*** The Fund's Adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.85% for Institutional Class Shares. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

      -------------------------------- -----------------------------------------
                  1 YEAR                             3 YEARS
      -------------------------------- -----------------------------------------
                   $122                                $381
      -------------------------------- -----------------------------------------

MORE INFORMATION ABOUT PRINCIPAL RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Sub-Advisers invest the Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock in most markets provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock in most markets pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. This information can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER AND SUB-ADVISERS

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serve as the sub-advisers to the Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. The Adviser and Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

The Adviser continuously reviews, supervises and administers the Fund's investment program. The Fund also engages the Sub-Advisers to make investment decisions regarding assets allocated by the Adviser for the purpose of investing in emerging market equity investments, ADRs and currency transactions for the Fund. The Adviser oversees the Sub-Advisers for the Fund to ensure that assets allocated to the Sub-Advisers are managed in compliance with the Fund's investment policies and guidelines, and monitors the Sub-Advisers' adherence to its investment style. The discretion of the Sub-Advisers to invest their allocated portion of the Fund's assets is subject to investment policies and restrictions developed and communicated to the Sub-Advisers by the Adviser. The Adviser pays the Sub-Advisers out of the fees it receives. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Fund's adviser has voluntarily agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding 0.85% for Institutional Class Shares. The Adviser may discontinue all or part of this waiver at any time. To maintain this expense limit, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser will appear in the Fund's Annual Report to Shareholders dated October 31, 2007, which will cover the period from inception to October 31, 2007.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

STEPHEN DOCHERTY, HEAD OF GLOBAL EQUITIES (AAMISL)

Mr. Docherty is head of AAMISL's Global Equity Team based in Edinburgh, Scotland. Mr. Docherty joined Aberdeen Asset Management, PLC in 1994 and has been head of global equities since 2003. He is responsible for all matters relating to the management of global equity funds.

BRUCE STOUT, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. Stout joined Aberdeen Asset Management, PLC in 2000 and since that time has served as a senior investment manager on the Global Equity Team. Prior to 2000 he was investment manager for the emerging markets team at Murray Johnstone.

ANDREW MCMENIGALL, SENIOR INVESTMENT MANAGER (AAMISL)

Mr. McMenigall joined Aberdeen Asset Management PLC in 2003 and since that time has served as a senior investment manager on the Global Equity Team. From 1997 to 2003 he was head of global equities for Edinburgh Fund Manager.

ANDREW PRESTON, HEAD OF SOCIALLY RESPONSIBLE INVESTING (AAMISL)

Mr. Preston joined Aberdeen Asset Management, PLC in 2000 and since that time has served as head of socially responsible investing at the Sub-Adviser. He is responsible for managing EAFE, global and SRI portfolios for U.S., Canadian, and U.K. clients. Mr. Preston has developed global expertise in screening companies for SRI qualities and specializes in SRI investing and managing global equities. Prior to 2000 he was an investment manager at Murray Johnstone.

HUGH YOUNG, MANAGING DIRECTOR, ABERDEEN ASIA (AAMAL)

Mr. Young set up the Singapore office in 1992 as Aberdeen's Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL's parent company, Aberdeen PLC. Mr. Young has over 20 years' experience in investment management and has managed the Aberdeen's Asian assets since 1985, including award-winning mutual funds and closed-end funds. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance.

PETER HAMES, INVESTMENT DIRECTOR (AAMAL)

Mr. Hames has principal responsibility for day-to-day management of Asian regional portfolios. Mr. Hames joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding the Singapore office in 1992. Previously, Mr. Hames worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Mr. Hames worked for National Westminster Bank. Mr. Hames graduated with a BA in Economics and Accounting from Bristol University.

HISTORICAL PERFORMANCE DATA OF THE SUB-ADVISERS

The following table gives the historical performance of actual, fee-paying separate accounts and commingled funds, referred to as a "Composite," managed by the Sub-Advisers or their affiliates that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite does not reflect all of the Sub-Advisers' assets under management. The data illustrates the past performance of the Sub-Advisers in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. Performance is historical and does not represent the future performance of the Fund or of the Sub-Advisers.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with the standards of the Chartered Financial Analyst Institute (CFAI(R))1. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions and execution costs paid by the accounts included in the composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities are valued as of trade-date. Accounts in the Composite were under management for the entire reporting period. There is no minimum asset size below which portfolios were excluded from the Composite. The currency used to express performance in the

Composite is U.S. dollars. Performance results are presented both net of investment management fees and gross of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Fund. The Fund has no performance record, and the performance data shown below should not be considered a substitute for the Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE INTERNATIONAL EQUITY COMPOSITE CHARACTERISTICS
(01/01/96 THROUGH 12/31/06)

---------------------------------------------------------------
                       RATE OF RETURN %
---------------------------------------------------------------
   YEAR         COMPOSITE        COMPOSITE        BENCHMARK        NO. OF       COMPOSITE     TOTAL FIRM       % OF     DISPERSION
                GROSS OF           NET OF          (MSCI          ACCOUNTS       ASSETS         ASSETS         FIRM        (4)
               INVESTMENT        INVESTMENT         EAFE)        (*THROUGH        ($M)         ($M)(3)       ASSETS
               MANAGEMENT        MANAGEMENT          (2)           OUT
                  FEES              FEES                          PERIOD)
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2006           29.01            28.43            26.86           < 5           623          134,345        0.46         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2005           18.37            17.82            14.02           < 5           348          110,421        0.32         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2004           21.97            21.40            20.70          7(7)           423           1,261        33.54        0.78%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2003           33.26            32.64            39.17          7(7)           350            688         50.94        2.07%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2002          (13.19)          (13.58)          (15.66)         9(8)           270            701         38.61        0.73%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2001          (22.15)          (22.53)          (21.21)         8(4)           290           1,359        21.37         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   2000          (16.95)          (17.53)          (13.96)         6(5)           34            2,164         1.59        1.20%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1999           33.79            32.90            27.30          5(4)           40            3,398         1.20         N/A
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1998           15.76            14.96            20.33          6(6)           79            2,587         3.08        1.25%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1997           8.15              7.43             2.06          7(7)           137           1,599         8.58        0.67%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------
   1996           10.13             9.44             6.36          4(6)           127           1,614         7.91        1.34%
------------ ---------------- ----------------- --------------- ------------ -------------- -------------- ----------- -------------

1) CFAI is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. CFAI offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These CFAI performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Global Investment Performance Standards (GIPS(R)). CFAI has not been involved in the preparation or review of this report.

2) The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

3) Aberdeen Asset Management plc (the "Firm") is defined as all portfolios managed globally by subsidiaries of Aberdeen Asset Management plc, excluding Property, Private Equity, Private Client and Lloyds Syndicate portfolios. The Firm is comprised of three divisions that either were or were part of legacy firms (Aberdeen Asset Management Inc. and the Fixed Income products of Deutsche Asset Management UK and Deutsche Asset Management Americas) plus the Aberdeen non-U.S. asset management divisions. The inception date of the Firm is December 1, 2005. Composite returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

4) The dispersion of annual returns is measured by the standard deviation among asset-weighted portfolio returns represented within the composite for the full year. Dispersion is not calculated for composites with less than five accounts for the whole period.

See accompanying notes, a through c, below

a. This composite reflects accounts with at least 80% invested in equities managed on a discretionary basis, with a 3% out performance target. The accounts within this composite invest primarily in non-U.S. companies based in the developed equity markets of Europe, Australia and the Far East but may invest up to 20% in Emerging Markets.

b. Returns include the reinvestment of all income. Returns are time-weighted total rates of return including cash and cash equivalents, income and realized and unrealized gains and losses. Returns are shown net of non-recoverable tax, while recoverable tax is included on a cash basis. Gross returns are presented before management and custodial fees, but after all trading expenses. Net returns are calculated after the deduction of a representative management fee.

c. The International Equity Composite was created on April 13, 2006. Aberdeen Asset Management plc and its legacy components have been verified for the periods January 1, 1996 to September 30, 2006 by an independent verifier.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Fund.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card checks or third party checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the fund name.

REGULAR MAIL ADDRESS

Aberdeen International Equity Fund
PO Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Aberdeen International Equity Fund
430 W. 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire call 1-(866)-392-2626 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
Aberdeen International Equity Fund
DDA Acct. # 9871063178
Ref: account number/account name/wire control number

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $1,000,000. The Adviser reserves the right to waive the minimum initial investment amount at its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Institutional Class Shares, check daily net asset value per share ("NAV") or get additional information.

       Trading Symbol                  CUSIP                  Fund Code
--------------------------- ------------------------ ---------------------------
             XX                         XX                        XX

HOW TO REDEEM FUND SHARES

BY MAIL

You may contact the Fund directly by mail at:

Aberdeen International Equity Fund
PO Box 219009
Kansas City, MO 64121

(Express Mail Address: 430 West 7th Street, Kansas City, MO 64105).

Send a letter to the Fund signed by all registered parties on the account specifying:

o    The Fund name;
o    The account number;
o    The dollar amount or number of shares you wish to redeem;
o    The account name(s); and
o    The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) and must designate any special capacity in which they are registered. Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-(866)-392-2626 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or wire them to your bank.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of the Fund for Institutional Class Shares of another fund in the Aberdeen Fund complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The Fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Fund by the time it prices its shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (subject to a $10 fee). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your shares are redeemed for this reason within 90 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Fund that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial intermediaries. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Fund. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Fund.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a Fund investing in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price." The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Systematic purchases are exempt from these policies. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, the Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-(866)-392-2626 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       ABERDEEN INTERNATIONAL EQUITY FUND

INVESTMENT ADVISER
Aberdeen Asset Management Inc.
1735 Market Street, 37th Floor
Philadelphia, Pennsylvania  19103

SUB-ADVISERS
Aberdeen Asset Management Investment Services Ltd.
One Bow Churchyard
London, England EC4M 9HH

Aberdeen Asset Management Asia Limited
21 Church Street,
#01-01 Capital Square Two, Singapore 049480

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Fund and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUND DOES NOT HAVE A WEBSITE):

BY TELEPHONE:     1-(866)-392-2626

BY MAIL:          Aberdeen International Equity Fund
                  P.O. Box 219009
                  Kansas City, MO 64121

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.
                                                                 AAM-PS-007-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                         ABERDEEN EMERGING MARKETS FUND
                     ABERDEEN TOTAL RETURN FIXED INCOME FUND
                       ABERDEEN INTERNATIONAL EQUITY FUND
                           ABERDEEN GLOBAL EQUITY FUND


              EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                 APRIL XX, 2007

                               INVESTMENT ADVISER:
                         ABERDEEN ASSET MANAGEMENT INC.
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Aberdeen Emerging Markets Fund, the Aberdeen Total Return Fixed Income Fund, the Aberdeen International Equity Fund and the Aberdeen Global Equity Fund (each, a "Fund" and collectively, the "Funds") and should be read in conjunction with the Fund's prospectuses, each dated April ______, 2007.

This SAI is incorporated by reference into the Funds' prospectuses. A prospectus may be obtained by calling toll-free 1-866-392-2626.


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                TABLE OF CONTENTS


                                                                            PAGE

THE FUNDS AND THE TRUST......................................................XX
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS..............................XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS........................XX
INVESTMENT LIMITATIONS.......................................................XX
THE ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN......................XX
THE PORTFOLIO MANAGERS.......................................................XX
THE ADMINISTRATOR............................................................XX
THE DISTRIBUTOR..............................................................XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................XX
LEGAL COUNSEL................................................................XX
TRUSTEES AND OFFICERS OF THE TRUST...........................................XX
PURCHASING SHARES............................................................XX
REDEEMING SHARES.............................................................XX
DETERMINATION OF NET ASSET VALUE.............................................XX

                                TABLE OF CONTENTS
                                   (CONTINUED)
                                                                           PAGE

TAXES .......................................................................XX
FUND TRANSACTIONS............................................................XX
PORTFOLIO HOLDINGS...........................................................XX
DESCRIPTION OF SHARES........................................................XX
SHAREHOLDER LIABILITY........................................................XX
LIMITATION OF TRUSTEES' LIABILITY............................................XX
CODES OF ETHICS..............................................................XX
PROXY VOTING.................................................................XX
DESCRIPTION OF RATINGS......................................................A-1
ABERDEEN ASSET MANAGEMENT INC. PROXY VOTING POLICY..........................B-1

THE FUNDS AND THE TRUST

GENERAL. The Funds are newly established, separate series of The Advisors' Inner Circle Fund II (the "Trust"), which offers other mutual fund series in addition to the Funds. The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series, or funds, of units of beneficial interest ("Shares") and different classes of shares of each series. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in each prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor."
  The Funds are offered in Advisor and Institutional Classes.

Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses. Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, SEE "Description of Permitted Investments" in this SAI.

ABERDEEN EMERGING MARKETS FUND

The Fund seeks long-term capital appreciation by investing primarily in stocks of emerging market country issuers. The Fund will invest primarily in common stocks, but also may invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Under normal circumstances, the Fund invests in equity securities of issuers that:

     o Have their principal securities trading market in an emerging market country;

     o Alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

     o Are organized under the laws of, and have a principal office in, an emerging market country.

An "emerging market" country is any country determined by Aberdeen Asset Management Inc. ("AAMI" or the "Adviser"), Aberdeen Asset Management Investment Services Ltd. ("AAMISL") or Aberdeen Asset Management Asia Limited ("AAMAL") (each, a "Sub-Adviser, and collectively, the "Sub-Advisers"") to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Sub-Advisers.

The Fund may invest in securities denominated in major currencies, including U.S. dollars, and currencies of other emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Fund may hedge a portion of its foreign currency exposure. The Sub-Advisers select securities from emerging market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and their investment style tends to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed or the company's valuations are no longer attractive.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

ABERDEEN TOTAL RETURN FIXED INCOME FUND

The Fund seeks to maximize total return consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its net Assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

To achieve its objective, the Fund invests in a variety of fixed income securities and other instruments in a 'Core Plus' fixed income strategy including, but not limited to, the following: U.S. Treasury securities and securities issued by government sponsored agencies; corporate obligations; preferred stocks; convertible bonds; hybrids; bank loans; mortgage and asset-backed securities; municipal bonds; non-U.S. dollar denominated instruments; currencies; sovereign and supranational issues; and cash equivalents. The Fund may also invest in derivative instruments, including, but not limited to: futures; options; swaps; credit derivatives; and currency forwards and derivatives, as part of its investment strategy and take delivery of other security types as a result. The Fund may use derivatives for hedging and non-hedging purposes, including seeking to enhance potential returns. As a result of these positions, the Fund may hold equities, warrants and other approved collateral on occasion.


Under normal circumstances, the Fund invests a minimum of 65% of its assets in a broad portfolio of U.S. dollar denominated investment grade fixed income securities. Investment grade securities are those rated Baa3/BBB- or higher by a nationally recognized ratings agency (Moody's, S&P or Fitch), or if unrated, determined by AAMI or AAMISL to be of comparable quality. The Fund seeks to enhance risk adjusted returns by investing up to 35% of its assets in other types of fixed income instruments, including but not limited to, below investment grade instruments, bank loans, emerging market debt, non-dollar denominated international debt, and currencies. The Fund limits investment in below investment grade securities to 25% of its assets and 25% of its assets to non-dollar denominated securities. In addition, the Fund limits net currency exposure to no more than 10% of its assets. The percentage limitations discussed in this paragraph are all measured at the time of investment and a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

The Adviser employs a relative value approach towards fixed income investing. The Adviser seeks to add value primarily through both individual security selection and sector allocation. In selecting securities for investment, the Adviser analyzes creditworthiness, structure and option value, and liquidity risks to determine an intrinsic value for each potential investment. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target; a negative change in a security's outlook relative to other securities held by the Fund; or in order to facilitate the purchase of an issue with more attractive risk/return characteristics.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

ABERDEEN INTERNATIONAL EQUITY FUND

The Fund seeks long-term capital appreciation by investing primarily in stocks of non-U.S. issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, AAMISL and AAMAL (collectively, the "Sub-Advisers"). At a minimum, the Fund's investments in securities will be spread across at least ten foreign countries. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on their proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and investment styles tend to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

ABERDEEN GLOBAL EQUITY FUND

The Fund seeks long-term capital appreciation by investing primarily in stocks of global issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities, and may purchase a company's stock though American Depositary Receipts ("ADRs"), Foreign Depositary Receipts ("GDRs") or in the form of ordinary shares traded in overseas markets.

The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-advisers, AAMISL and AAMAL At a minimum, the Fund's investments in securities will be located in not less than ten countries, including the U.S. However, from time to time, the Fund may have more than 25% of its assets invested in a single major industrial or developed country. Although the Fund tends to invests primarily in larger companies based in developed countries, it may invest in securities of issuers of any size, and in countries with either developed or emerging markets.

The Sub-Advisers select securities from a universe of over 100 established market countries, utilizing a disciplined investment process based on its proprietary research to determine security selection. The Sub-Advisers seek to identify "quality" companies, based on factors such as strength of management and business focus, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. The Sub-Advisers make investments for the long-term, and its investment style tends to result in relatively low portfolio turnover. However, a Sub-Adviser may sell a security when it perceives a company's business direction or growth prospects to have changed.


For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. Government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. Government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. Government generally does not back agency securities. Agency securities are typically supported in one of three ways:

o  By the right of the issuer to borrow from the U.S. Treasury;
o By the discretionary authority of the U.S. Government to buy the obligations of the agency; or
o  By the credit of the sponsoring agency.

While U.S. Government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. Government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. Government securities are of the highest quality, the credit risk is minimal. The U.S. Government does not guarantee the net asset value of the assets of the Funds.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. Government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. Government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Funds may have to pay a premium over the maturity value of the underlying mortgages, which the Funds may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. Government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. Government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - A Fund will only invest in a security issued by a commercial bank if the bank:

o Has total assets of at least $1 billion, or the equivalent in other currencies;
o  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
   and

o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that a Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A

Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o     INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o     PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of a Fund, which may adversely affect the expected performance of a Fund.

o     EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

o      CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (high-yield or "junk" bonds) and bank loans from leveraged companies (leveraged loans) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a high-yield or junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, high-yield or junk bonds and loans carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond or loan market may make it more difficult to dispose of them and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds and leveraged loans accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Funds buy it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Funds may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in a Fund's prospectus, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Funds may also invest in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that a Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if a Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the U.S. on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o      PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o  Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o  Closing it out in the secondary market at its current price.

o      SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, a Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
     o A call option on the same security or index with the same or lesser exercise price;
     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
     o In the case of an index, the portfolio of securities that corresponds to the index.

          At the time of selling a put option, a Fund may cover the put option by, among other things:


          o    Entering into a short position in the underlying security;
          o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
          o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
          o    Maintaining the entire exercise price in liquid securities.

o      OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o      OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

o      COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

          o    Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).
          o    Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.
          o    Do not require an initial margin deposit.
          o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o      EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o      INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.


o      CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

          o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
          o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and
          o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

          o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
          o    have to purchase or sell the instrument underlying the contract;
          o    not be able to hedge its investments; and
          o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

          o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;
          o unusual or unforeseen circumstances may interrupt normal operations of an exchange;
          o the facilities of the exchange may not be adequate to handle current trading volume;
          o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or
          o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

          o    actual and anticipated changes in interest rates;
          o    fiscal and monetary policies; and
          o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

          o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;
          o Factors affecting an entire industry, such as increases in production costs; and
          o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Funds with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Funds can invest in foreign securities in a number of ways:

          o The Funds can invest directly in foreign securities denominated in a foreign currency;
          o The Funds can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and
          o    The Funds can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDR"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging market" country is any country determined by Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services Ltd., or Aberdeen Asset Management Asia Limited to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products ("GNP") than more developed countries. There are currently over 130 countries the international financial community considers to be emerging or developing, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by the Sub-Advisers.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Funds invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Funds (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

          o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

          o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

          o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;
          o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and
          o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

          o are generally more volatile than, and not as developed or efficient as, those in the United States
          o    have substantially less volume;
          o trade securities that tend to be less liquid and experience rapid and erratic price movements;
          o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;
          o employ trading, settlement and custodial practices less developed than those in United States markets; and
          o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than United States markets because:

          o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to United States law and standards.
          o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.
          o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

          o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.
          o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.
          o restrictions on transferring securities within the United States or to United States persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While each Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

          o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;
          o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;
          o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;
          o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;
          o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and
          o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund receives from its investments. A Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

          o    Have relatively unstable governments;
          o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;
          o Offer less protection of property rights than more developed countries; and
          o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES

The Funds may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Funds. Like other shareholders, the Funds would pay their proportionate share of those fees. Consequently, shareholders of the Funds would pay not only the management fees of the Funds, but also the management fees of the investment company in which the Funds invest. Each Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Funds normally use repurchase agreements to earn income on assets that are not invested.

When a Fund enters into a repurchase agreement it will:

          o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and
          o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and a Fund might incur expenses in enforcing its rights.

RESTRICTED AND ILLIQUID SECURITIES

While the Funds do not anticipate doing so, they may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the 1933 Act, but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. Each Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, a Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to
Section 4(2) of the 1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Adviser monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the Adviser's liquidity determinations. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

SECURITIES LENDING

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) a Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Fund must be able to terminate the loan on demand; (iv) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

          o    Take advantage of an anticipated decline in prices.

          o    Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which a Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, a Fund could also be subject to a theoretically unlimited loss.

To borrow the security, a Fund may be required to pay a premium, which would increase the cost of the security sold. A Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to a Fund.

RESTRICTIONS ON SHORT SALES:

A Fund will not short sell a security if:

          o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

          o The market value of the securities of any single issuer that have been sold short by a Fund would exceed two percent (2%) of the value of the Fund's net assets.

          o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities a Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although a Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. The Fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. The Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may
         (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
         (iii) lend its securities.

5. The Fund may not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

In addition, the following non-fundamental investment policies may be changed by the respective Fund upon 60 days' prior notice to shareholders:

1. Under normal circumstances, the Aberdeen International Equity Fund shall invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

2. Under normal circumstances, the Aberdeen Global Equity Fund shall invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

3. Under normal circumstances, the Aberdeen Total Return Fixed Income Fund shall invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.


THE ADVISER AND SUB-ADVISERS


ADVISORY SERVICES. Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. Aberdeen Asset Management Investment Services Ltd., a UK limited company formed in 1989 serves as a Sub-Adviser to each Fund, and Aberdeen Asset Management Asia Limited, a Singapore limited company formed in 1991, serves as a sub-adviser to the Aberdeen Emerging Markets Fund, the Aberdeen International Equity Fund and the Aberdeen Global Equity Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M 9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. With respect to the Aberdeen Emerging Markets Fund, the Aberdeen International Equity Fund and the Aberdeen Global Equity Fund, the Sub-Advisers provide asset management services with respect to emerging markets equity investments, ADRs and currency transactions. With respect to the Aberdeen Total Return Fixed Income Fund, AAMISL provides asset management services with respect to non-U.S. debt, currency transactions and other permissible investments. The Adviser and

Sub-Advisers are each wholly owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $148 billion in assets for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies as of December 31, 2006. Aberdeen PLC, its affiliates and subsidiaries are referred to collectively herein as "Aberdeen." Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991. As of December 31, 2006, the Adviser had approximately $28.4 billion in assets under management. As of December 31, 2006, AAMISL had approximately $1.5 billion in assets under management and AAMAL had approximately $11.6 billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an advisory agreement (the "Advisory Agreement") with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually: (i) by the vote of the Trustees; and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: International Equity Fund, 0.75%; Global Equity Fund, 0.75%; Emerging Markets Fund, 0.90%; and Total Return Fixed Income Fund, 0.45%. For the Emerging Markets Fund, the Fund's adviser has contractually agreed to waive fees and, to the extent necessary, reimburse Fund operating expenses in order to keep total annual operating expenses from exceeding the following levels until April __, 2010. For the International Equity Fund, Global Equity Fund and Total Return Fixed Income Fund, the Funds' adviser has voluntarily agreed to reduce fees and to reimburse expenses in order to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the following levels. The Adviser may discontinue all or part of these voluntary waivers at any time.

  ---------------------------------------- ------------------- ------------------------------------------
                                                                             Institutional
  Fund                                       Advisor Class                       Class
  ---------------------------------------- ------------------- ------------------------------------------
  International Equity Fund                      1.20%                           0.85%
  ---------------------------------------- ------------------- ------------------------------------------
  Global Equity Fund                             1.20%                           0.85%
  ---------------------------------------- ------------------- ------------------------------------------
  Emerging Markets Fund                          1.30%                           0.95%
  ---------------------------------------- ------------------- ------------------------------------------
  Total Return Fixed Income Fund                 0.85%                           0.50%
  ---------------------------------------- ------------------- ------------------------------------------

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended.

SUB-ADVISORY AGREEMENTS WITH THE TRUST. The Trust, the Sub-Advisers and the Adviser have entered into investment sub-advisory agreements (together, the "Sub-Advisory Agreements"). With respect to the Aberdeen International Equity Fund (AAMISL and AAMAL), the Aberdeen Global Equity Fund (AAMISL and AAMAL) and the Aberdeen Emerging Markets Fund (AAMISL and AAMAL), under the applicable Sub-Advisory Agreement(s) the Sub-Adviser serves as the investment adviser for each Fund and makes the investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board. With respect to the Aberdeen Total Return Fixed Income Fund, under the Sub-Advisory Agreement with AAMISL, the Sub-Adviser is responsible for investing the portion of assets of the Fund allocated to it by the Adviser for purposes of investing Fund securities in non-U.S. debt, currency transactions and other permissible investments. After the initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and
(ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days' written notice to the Trust. The Sub-Advisory Agreements provide that the Sub-Advisers shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SUB-ADVISORY FEES PAID TO THE SUB-ADVISERS. For its services under the Sub-Advisory Agreements, AAMISL and AAMAL are each entitled to a fee, which is calculated daily and paid monthly, by the Adviser, at an annual rate based approximately on the portion of assets of the respective Fund allocated to the Sub-Advisers by the Adviser as follows:

------------------------------------ --------------------------------- ---------------------------------
               FUND                               AAMISL                            AAMAL
------------------------------------ --------------------------------- ---------------------------------
International Equity Fund                         0.60%                               0.25%
------------------------------------ --------------------------------- ---------------------------------
Global Equity Fund                                0.60%                               0.10%
------------------------------------ --------------------------------- ---------------------------------
Emerging Markets Fund                             0.36%                               0.36%
------------------------------------ --------------------------------- ---------------------------------
Total Return Fixed Income Fund
                                                 0.0675%                               N/A
------------------------------------ --------------------------------- ---------------------------------


TRANSFER AGENT

DST Systems, Inc., 730 W. 7th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent (the "Transfer Agent").

CUSTODIAN

The Northern Trust Company, 50 South La Salle Street, Chicago, Illinois 60675, serves as the custodian for the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser and the Sub-Advisers compensate the Funds' portfolio managers for their management of the Funds. Each of the Fund's portfolio managers' compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on client service, asset growth and the performance of the Funds managed.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act").

--------------------------------------------- ---------------------------------------------------------------------
NAME                                                             DOLLAR RANGE OF FUND SHARES OWNED*
--------------------------------------------- ---------------------------------------------------------------------
Devan Kaloo                                                           none (Emerging Markets Fund)

--------------------------------------------- ---------------------------------------------------------------------
Joanne Irvine                                                         none (Emerging Markets Fund)

--------------------------------------------- ---------------------------------------------------------------------
Hugh Young                                                            none (Emerging Markets Fund)

--------------------------------------------- ---------------------------------------------------------------------
Peter Hames                                                           none (Emerging Markets Fund)

--------------------------------------------- ---------------------------------------------------------------------
Mark Butler                                                           none (Emerging Markets Fund)
--------------------------------------------- ---------------------------------------------------------------------
Mark Gordon-James                                                     none (Emerging Markets Fund)
--------------------------------------------- ---------------------------------------------------------------------
Stephen Docherty                                                    none (International Equity Fund)
                                                                        none (Global Equity Fund)
--------------------------------------------- ---------------------------------------------------------------------
Bruce Stout                                                         none (International Equity Fund)
                                                                        none (Global Equity Fund)
--------------------------------------------- ---------------------------------------------------------------------
Andrew McMenigall                                                   none (International Equity Fund)
                                                                        none (Global Equity Fund)
--------------------------------------------- ---------------------------------------------------------------------
Andrew Preston                                                      none (International Equity Fund)
                                                                        none (Global Equity Fund)
--------------------------------------------- ---------------------------------------------------------------------
Gary Bartlett                                                     none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Brett Diment                                                      none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Thomas Flaherty                                                   none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Ian Winship                                                       none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Warren Davis III                                                  none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Christopher Gagnier                                               none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Daniel Taylor                                                     none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Timothy Vile                                                      none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------
Matthew Cobon                                                     none (Total Return Fixed Income Fund)
--------------------------------------------- ---------------------------------------------------------------------

*Valuation date with respect to shares of the Funds owned by the portfolio managers is 12/31/06.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below.

---------------------- -------------------------------- ---------------------------------- --------------------------------
                                 REGISTERED
                            INVESTMENT COMPANIES                  OTHER POOLED
        NAME                (EXCLUDING THE FUND)               INVESTMENT VEHICLES                 OTHER ACCOUNTS
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
                         NUMBER OF                         NUMBER OF                         NUMBER OF
                          ACCOUNTS      TOTAL ASSETS        ACCOUNTS       TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Devan Kaloo                  X              $XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Joanne Irvine                X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Hugh Young                   X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Peter Hames                  X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Mark Butler                  X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Mark Gordon-James            X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Stephen Docherty             X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Bruce Stout                  X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Andrew McMenigall            X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Andrew Preston               X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Gary Bartlett                X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Brett Diment                 X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Thomas Flaherty              X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Ian Winship                  X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Warren Davis III             X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Christopher Gagnier          X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Daniel Taylor                X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Timothy Vile                 X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Matthew Cobon                X               XX                 X             XX                X               XX
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------


CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Another potential conflict could include instances in which securities considered as investments for the Funds also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Funds and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Funds will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Adviser that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

       ----------------------------------------------------- -------------------------------------------------
                FEE (AS A PERCENTAGE OF AGGREGATE
                      AVERAGE ANNUAL ASSETS)                         FUND'S AVERAGE DAILY NET ASSETS
       ----------------------------------------------------- -------------------------------------------------
                              0.10%                                         First $250 million
       ----------------------------------------------------- -------------------------------------------------
                              0.09%                                        $250 - $500 million
       ----------------------------------------------------- -------------------------------------------------
                              0.085%                                        Over $500 million
       ----------------------------------------------------- -------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $125,000 applicable to the Aberdeen Fund Complex which initially will consist of two Funds.

o The Fund Complex will be subject to an additional minimum fee at a rate of $125,000 per additional portfolio, in the event the Fund Complex adds any funds in addition to the initial two Funds.

o    For each additional class of shares of a fund established after the initial
     (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

         The fees outlined above will remain in place for a period of three (3) years.

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Advisor Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers (the "NASD") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

THE SHAREHOLDER SERVICES PLAN. The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Advisor Class shares of the Funds, subject to the arrangement for provision of shareholder and administrative services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Fund's financial statements and provides other audit, tax and related services.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel for the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------- ---------------- ------------------------------- ----------------------------------------
Robert Nesher               Chairman of      SEI employee 1974 - present;    Trustee of The Advisors' Inner Circle
(DOB 08/17/46)              the Board of     currently performs various      Fund II, Bishop Street Funds, SEI
                            Trustees*        services on behalf of SEI       Global Master Fund, plc, SEI Global
                            (since 1991)     Investments for which Mr.       Assets Fund, plc, SEI Global
                                             Nesher is compensated.          Investments Fund, plc, SEI Investments
                                             Executive Vice President of     Global, Limited, SEI Opportunity
                                             SEI Investments, 1986-1994.     Master Fund, L.P., SEI Opportunity
                                             Director and Executive Vice     Fund, L.P., SEI Asset Allocation
                                             President of the                Trust, SEI Index Fund, SEI Daily
                                             Administrator and the           Income Trust, SEI Institutional
                                             Distributor, 1981-1994.         International Trust, SEI Institutional
                                                                             Investments Trust, SEI Institutional
                                                                             Managed Trust, SEI Liquid Asset Trust and
                                                                             SEI Tax Exempt Trust.

--------------------------- ---------------- ------------------------------- ----------------------------------------

--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------- ---------------- ------------------------------- ----------------------------------------
William M. Doran            Trustee*         Self-Employed Consultant        Trustee of The Advisors' Inner Circle
(DOB 05/26/40)              (since 1992)     since 2003.  Partner, Morgan,   Fund II, Bishop Street Funds, SEI
                                             Lewis & Bockius LLP (law        Asset Allocation Trust, SEI Daily
                                             firm) from 1976 to 2003,        Income Trust, SEI Index Fund, SEI
                                             counsel to the Trust, SEI       Institutional International Trust, SEI
                                             Investments, the                Institutional Investments Trust, SEI
                                             Administrator and the           Institutional Managed Trust, SEI
                                             Distributor. Director of the    Liquid Asset Trust and SEI Tax Exempt
                                             Distributor since 2003.         Trust., SEI Investments - Global Fund
                                             Director of SEI Investments     Services Limited, SEI Investments
                                             since 1974; Secretary of SEI    Global, Limited, SEI Investments
                                             Investments since 1978.         (Europe), Limited, SEI Investments
                                                                             (Asia) Limited, and SEI Asset Korea Co.,
                                                                             Ltd.

---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------- ---------------- ------------------------------- ----------------------------------------
Charles E. Carlbom          Trustee          Self-Employed Business          Trustee of The Advisors' Inner Circle
(DOB 08/20/34)              (since 2005)     Consultant, Business            Fund II, Bishop Street Funds, Oregon
                                             Projects Inc. since 1997.       Transfer Co., and O.T. Logistics, Inc.
                                             Director, Crown Pacific
                                             Inc. CEO and President, United
                                             Grocers Inc. from 1997 to 2000.
--------------------------- ---------------- ------------------------------- ----------------------------------------
Mitchell A. Johnson         Trustee          Retired.                        Director of Federal Agricultural
(DOB 03/01/42)              (since 2005)                                     Mortgage Corporation; Trustee of The
                                                                             Advisors' Inner Circle Fund II and
                                                                             Bishop Street Funds.
--------------------------- ---------------- ------------------------------- ----------------------------------------
Betty L. Krikorian          Trustee          Self-Employed Legal and         Trustee of The Advisors' Inner Circle
(DOB 01/23/43)              (since 2005)     Financial Services Consultant   Fund II and Bishop Street Funds.
                                             since 2003.  State Street
                                             Bank In-house counsel, 1995 -
                                             2003.
--------------------------- ---------------- ------------------------------- ----------------------------------------
--------------------------- ---------------- ------------------------------- ----------------------------------------
Eugene B. Peters            Trustee          Private investor from 1987 to   Trustee of The Advisors' Inner Circle
(DOB 06/03/29)              (since 1993)     present.  Vice president and    Fund II and Bishop Street Funds.
                                             Chief Financial Officer,
                                             Western Company of North
                                             America (petroleum service
                                             company), 1980-1986.
                                             President of Gene Peters and
                                             Associates (import company),
                                             1978-1980.  President and
                                             Chief Executive Officer of
                                             Jos. Schlitz Brewing Company
                                             before 1978.
--------------------------- ---------------- ------------------------------- ----------------------------------------

--------------------------- ---------------- ------------------------------- ----------------------------------------

                               POSITION
                            WITH TRUST AND
         NAME AND               LENGTH           PRINCIPAL OCCUPATIONS
      DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------- ---------------- ------------------------------- ----------------------------------------
James M. Storey             Trustee          Attorney, Solo Practitioner     Trustee of The Advisors' Inner Circle
(04/12/31)                  (since 1994)     since 1994. Partner, Dechert,   Fund II, Bishop Street Funds,
                                             September 1987-December 1993.   Massachusetts Health and Education
                                                                             Tax-Exempt Trust, SEI Asset Allocation
                                                                             Trust, SEI Daily Income Trust, SEI Index
                                                                             Fund, SEI Institutional International
                                                                             Trust, SEI Institutional Investments
                                                                             Trust, SEI Institutional Managed Trust,
                                                                             SEI Liquid Asset Trust and SEI Tax
                                                                             Exempt Trust, and U.S. Charitable Gift
                                                                             Trust.
--------------------------- ---------------- ------------------------------- ----------------------------------------
George J. Sullivan, Jr.     Trustee          Chief Executive Officer,        Trustee of The Advisors' Inner Circle
(11/13/42)                  (since 1999)     Newfound Consultants Inc.       Fund II, Bishop Street Funds, SEI
                                             since April 1997.  General      Asset Allocation Trust, SEI
                                             Partner, Teton Partners,        Opportunity Fund, SEI Daily Income
                                             L.P., June 1991-December        Trust, SEI Index Fund, SEI
                                             1996; Chief Financial           Institutional International Trust, SEI
                                             Officer, Nobel Partners,        Institutional Investments Trust, SEI
                                             L.P., March 1991-December       Institutional Managed Trust, SEI
                                             1996; Treasurer and Clerk,      Liquid Asset Trust, SEI Opportunity
                                             Peak Asset Management, Inc.,    Master Fund, SEI Tax Exempt Trust, and
                                             since 1991.                     State Street Navigator Securities
                                                                             Lending Trust.
--------------------------- ---------------- ------------------------------- ----------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five (5) times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met two
     (2) times during the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ --------------------------------------------------------- ---------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF
NAME                                 DOLLAR RANGE OF FUND SHARES*                         SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------ --------------------------------------------------------- ---------------------------------------
Nesher                                           None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Doran                                            None                                             None
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ --------------------------------------------------------- ---------------------------------------
Carlbom                                          None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Johnson                                          None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Krikorian                                        None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Peters                                           None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Storey                                           None                                             None
------------------ --------------------------------------------------------- ---------------------------------------
Sullivan                                         None                                             None
------------------ --------------------------------------------------------- ---------------------------------------

*    Valuation date is December 31, 2006.
**   Elected on February 18, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

============================= =================== ======================== ==========================================
                                  AGGREGATE
                                COMPENSATION
                               FROM THE TRUST          PENSION OR
                               FOR THE FISCAL      RETIREMENT BENEFITS       TOTAL COMPENSATION FROM TRUST AND
                                 YEAR ENDED        ACCRUED AS PART OF         FUND COMPLEX PAID TO TRUSTEES (1)
  NAME OF TRUSTEE                  10/31/06           FUND EXPENSES
============================= =================== ======================== ==========================================
Robert A. Nesher*             $0                            N/A            $0 for service on one (1) board
============================= =================== ======================== ==========================================

William M. Doran*             $0                            N/A            $0 for service on one (1) board
============================= =================== ======================== ==========================================

                              $6,400.82                     N/A            $6,400.82 for service on one (1) board
Charles E. Carlbom
============================= =================== ======================== ==========================================

Mitchell A. Johnson           $7,816.93                     N/A            $7,816.93 for service on one (1) board

============================= =================== ======================== ==========================================

Betty L. Krikorian            $7,816.93                     N/A            $7,816.93 for service on one (1) board

============================= =================== ======================== ==========================================

Eugene B. Peters              $6,120.79                     N/A            $6,120.79 for service on one (1) board
============================= =================== ======================== ==========================================

James M. Storey               $6,120.79                     N/A            $6,120.79 for service on one (1) board
============================= =================== ======================== ==========================================

George J. Sullivan            $6,120.78                     N/A            $6,120.78 for service on one (1) board
============================= =================== ======================== ==========================================

(1) The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex. * A Trustee who is an "interested person" as defined by the 1940 Act.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------ ----------------------- -------------------------------------- ------------------------------
       NAME AND           POSITION WITH TRUST
     DATE OF BIRTH         AND LENGTH OF TERM    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS    OTHER DIRECTORSHIPS HELD
------------------------ ----------------------- -------------------------------------- ------------------------------
     James F. Volk             President         Senior  Operations   Officer  at  SEI              None
    (DOB 08/28/62)            (since 2003)       Investments,   Fund   Accounting  and
                                                 Administration since 1996;
                                                 Assistant Chief Accountant for
                                                 the U.S. Securities and
                                                 Exchange Commission's Division
                                                 of Investment Management from
                                                 1993 to 1996.
------------------------ ----------------------- -------------------------------------- ------------------------------
    Michael Lawson        Controller and Chief   Director,  Fund Accounting since July              None
     (DOB 10/8/60)         Financial Officer     2005, Manager, Fund Accounting, SEI
                              (since 2005)       Investments AVP, from April 1995
                                                 through July 2005, excluding February
                                                 1998 through October 1998, Assistant
                                                 Product Manager, Pilgrim Baxter &
                                                 Associates February 1998 through
                                                  October 1998.
------------------------ ----------------------- -------------------------------------- ------------------------------
     Russell Emery               Chief           Director of Investment  Product                    None
    (DOB 12/18/62)         Compliance Officer    Management and Development, SEI
                              (since 2006)       Investments, since February 2003;
                                                 Senior Investment Analyst - Equity
                                                 Team, SEI Investments, from
                                                 March 2000 to February 2003.
------------------------ ----------------------- -------------------------------------- ------------------------------
   Timothy D. Barto        Vice President and    General Counsel and Secretary of                   None
    (DOB 03/28/68)        Assistant Secretary    SIMC and the Administrator since
                              (since 1999)       2004. Vice President of SIMC and
                                                 the Administrator since 1999. Vice
                                                 President and Assistant Secretary of
                                                 SEI Investments since 2001. Assistant
                                                 Secretary of SIMC, the Administrator
                                                 and the Distributor and Vice President
                                                 of the Distributor from 1999 to 2003.
------------------------ ----------------------- -------------------------------------- ------------------------------
     James Ndiaye            Vice President      Vice President and Assistant                       None
    (DOB 09/11/68)           and Secretary       Secretary of SIMC since 2005. Vice
                              (since 2004)       President at Deutsche Asset
                                                 Management from 2003 to 2004.
                                                 Associate at Morgan, Lewis & Bockius
                                                 LLP from 2000 to 2003. Assistant Vice
                                                 President at ING Variable Annuities
                                                 Group from 1999 to 2000.
------------------------ ----------------------- -------------------------------------- ------------------------------
   Sophia A. Rosala        Vice President and    Vice President and Assistant                       None
    (DOB 02/01/74)       Secretary (since 2005)  Secretary of SIMC and the
                                                 Administrator since 2005.
                                                 Compliance Officer at SEI
                                                 Investments from 2001 to 2004.
                                                 Account and Product Consultant  at
                                                 SEI Private Trust Company from 1998
                                                 to 2001.
------------------------ ----------------------- -------------------------------------- ------------------------------

------------------------ ----------------------- -------------------------------------- ------------------------------
       NAME AND           POSITION WITH TRUST
     DATE OF BIRTH         AND LENGTH OF TERM    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS    OTHER DIRECTORSHIPS HELD
------------------------ ----------------------- -------------------------------------- ------------------------------
     Nicole Welch             AML Officer        Compliance Analyst, TD Waterhouse,                 None
    (DOB 09/13/77)            (since 2005)       2004. Senior Compliance Analyst,
                                                 UBS Financial Services, 2002-2004.
                                                 Knowledge Management Analyst,
                                                 PricewaterhouseCoopers  Consulting,
                                                 2000-2002.
------------------------ ----------------------- -------------------------------------- ------------------------------

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") (and the Federal Reserve for the Money Market Funds) is open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Funds' policy to pay all redemptions in cash. Each Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits a Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Sub-Advisers, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41) of, and Rule 2a-4 under, the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.



TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses are not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Funds must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. Each Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT. The Funds' dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-392-2626.

The Funds generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Funds' investments as of the end of January would ordinarily be published at the end of February. Each Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The information will generally remain available until replaced by new portfolio holdings information as described above. The Funds' investment adviser may exclude any portion of a Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

Certain portfolio holdings information for each Fund is available on the Funds' website HTTP://SEI2FUNDS.SEIC.COM/ABERDEEN. By clicking the applicable link for each Fund, you can obtain a list of each Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Funds' website includes a top 10 list of the securities owned by each Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in a Fund's portfolio. The portfolio holdings information on the Funds' website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.

The information on the Funds' website is publicly available.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law: (i) required to maintain the confidentiality of the information; and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional funds of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Trust's Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers, Distributor and Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. Beginning August 31, 2008, the Funds' proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling (866)-392-2626 or by writing to the Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Funds' Form N-PX will also available on the SEC's website at www.sec.gov.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

         aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

         a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

         plus (+) or minus (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

         AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

         CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

         C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking portfolio payments, but that is currently paying.

         D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

        N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        SHORT-TERM ISSUE CREDIT RATINGS

         A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

         Investment Grade

         AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

         BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC,CC,C          High default risk. Default is a real possibility.
                           Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

                           Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         INTERNATIONAL SHORT-TERM CREDIT RATINGS

         F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D        Default.  Denotes actual or imminent payment default.


NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".

"NR" indicates that Fitch Inc. does not rate the issuer or issue in question.

"Withdrawn:" A rating is withdrawn when Fitch Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                                   APPENDIX B

                        ABERDEEN U.S. REGISTERED ADVISERS
                      PROXY VOTING POLICIES AND PROCEDURES

                             AS OF FEBRUARY 8, 2006

The following are proxy voting policies and procedures ("Policies and Procedures") adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act"), that are subsidiaries of Aberdeen Asset Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen US"), Aberdeen Asset Management Asia Limited, a Singapore Corporation ("Aberdeen Singapore"), Aberdeen Asset Management Limited, an Australian Corporation ("Aberdeen AU"), and Aberdeen Asset Management Investment Services Limited ("AAMISL"), (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with AAM, "Aberdeen"). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.








Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen Asset Managers Limited ("Aberdeen UK"), a non-US registered adviser, provides advisory resources to certain U.S. clients of Aberdeen Singapore and Aberdeen AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen US pursuant to another MOU. Under these MOUs, the affiliates of the Aberdeen Advisers may provide various portfolio management resources, including substantive advice on voting proxies for certain equity securities. To the extent that Aberdeen UK provides advisory services to any clients of Aberdeen US or to U.S. clients of Aberdeen Singapore or Aberdeen AU, Aberdeen UK will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") ("Funds" and each a "Fund"), and other U.S. residents as well as non-U.S. registered funds or clients. Any Aberdeen Adviser located in the United States follows these Policies and Procedures for each of its respective clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies or to vote in accordance with the client's proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen .US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 - Investment Fund Continuous Disclosure.

I. DEFINITIONS

A. "Best interest of clients". Clients' best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B. "Material conflict of interest". Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.


II. GENERAL VOTING POLICIES

A. Client's Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B. Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C. Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D. Individualized. These Policies and Procedures are tailored to suit Aberdeen's advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients' directions.

E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below, to resolve such conflict.

F. Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

2. Limited Value. Aberdeen Advisers may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3. Unjustifiable Costs. Aberdeen may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6. Special Considerations. Aberdeen's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, Aberdeen may follow the client's direction or may request that the client vote the proxy directly.

G. Sources of Information. Aberdeen may conduct research internally and/or use the resources of an independent research consultant. Aberdeen may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H. Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser will delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of Aberdeen clients.

I. Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J. Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser's Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III. SPECIFIC VOTING POLICIES

A. General Philosophy.

          o Support existing management on votes on the financial statements of a company and the election of the Board of Directors;
          o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

          o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D. Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E. Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV. PROXY VOTING PROCEDURES

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A. Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser's designated proxy administrator ("PA"). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

B. Material Conflicts of Interest.

1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts ("Analysts") and senior management of each Aberdeen Adviser have an affirmative duty to disclose to the relevant proxy committees any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2. When a material conflict of interest between an Aberdeen Adviser's interests and its clients' interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients;
(4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C. Analysts. The PA for each Aberdeen Adviser will ensure that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA. The Analyst may consult with the PA as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D. Vote. The following describes the breakdown of responsibilities between the designated PA and the Proxy Committee ("PC") of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

1. Aberdeen US Clients

         The designated PA for Aberdeen US ("PA-US"), and the designated PA for Aberdeen UK ("PA-UK"), are responsible for ensuring that votes for Aberdeen US clients are cast and cast in accordance with these Policies and Procedures. The PA-US is primarily responsible for administering proxy votes for the funds which are sub-advised by Aberdeen US, the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

         Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore. Under Aberdeen-US's MOU with Aberdeen Singapore, the relevant Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

         In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Aberdeen US proxy committee ("PC-US/UK"). Under Aberdeen US's MOU with Aberdeen UK, the PC-US/UK is headquartered in Scotland, and includes the Chief Investment Officer or Deputy Chief Investment Officer, the head of the Socially Responsible Investing ("SRI") Team and a member of the Compliance team.,. The PC-US/UK meets as needed to consider material conflicts of interest or any other items raising unique issues. If the PC-US/UK determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK. If a material conflict of interest is identified, the PC-US/UK will follow the conflict of interest procedures set forth in Section IV.B.2., above.

         Aberdeen US has engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. The Phoenix Funds, sub-advised by Aberdeen US, require electronic voting through ProxyEdge. Custodians for certain other clients also provide the PA-US with access to ProxyEdge. Pursuant to the MOU, Aberdeen UK votes proxies for certain U.S. clients of Aberdeen US. Aberdeen UK has engaged Institutional Shareholder Services ("ISS"), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, Aberdeen US may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen US will follow the procedures outlined in Section IV.B.2, above.

2.       Aberdeen Singapore Clients

              Aberdeen AU and Aberdeen Singapore are responsible for deciding how to vote for the US closed-end Funds and the Canadian investment funds and will instruct the PA-US Aberdeen US accordingly. The PA-US shall ensure that the votes are cast and cast in accordance with the relevant Proxy Voting Policy and Procedure of the relevant Fund. The PA-US uses ProxyEdge to electronically cast votes for the Funds and to maintain electronic records of the votes cast.

         Responsibility for considering the substantive issues relating to any Fund vote and for deciding how the shares will be voted resides with relevant equity and/or fixed income Analyst. The relevant analyst may be a member of the Fund portfolio management team in Aberdeen Singapore, Aberdeen AU, Aberdeen UK, or AAMISL In the event that a material conflict of interest is identified, decisions on how to vote will be referred to the proxy committee ("PC-Asia") located in Singapore and Australia, comprised of a representative from each of equity fund management, fixed income fund management and compliance teams respectively. The PC-Asia meets as needed to consider a material conflict of interest or any other items raising unique issues. If the PC-Asia determines there is no material conflict of interest, the vote recommendation will be forwarded to the PA-US to be cast. If a material conflict of interest is identified, the PC-Asia will follow the conflict of interest procedures set forth in Section IV.B.2., above, and in the Aberdeen Funds Proxy Voting Policy and Procedures.

E. Review. Each designated PA is responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V. DOCUMENTATION, RECORDKEEPING AND REPORTING REQUIREMENTS

A. Documentation. The Aberdeen PAs are responsible for:

1. Implementing and updating these Policies and Procedures;
2. Overseeing the proxy voting process;
3. Consulting with portfolio managers/analysts for the relevant portfolio security; and
4. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B. Record Keeping.

1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account of Aberdeen US will be maintained by either ISS and Proxy Edge, depending on the client account. Similarly, electronic proxy statements and the record of each vote cast by each U.S. client account of Aberdeen Singapore will be maintained by Proxy Edge.

         A US Fund's proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund's proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen US shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients' votes promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser's written response to any (written or oral) client request for such records.

3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C. Reporting. For US Funds, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for the US closed-end Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy -voting records on such Client accounts to such other adviser.

         For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund's website no later than August 31 of each year. Upon receipt of a client or securityholder's request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund's proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser. Each Compliance Department maintains information regarding the PA and the PC for the respective Aberdeen Adviser.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 56

ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, is incorporated herein by reference to exhibit (b) (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004, is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to exhibit
         (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000667 on November 18, 2005.
(d)(3) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(5) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(d)(6) Investment Advisory Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(d)(7) Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(d)(8) Form of Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33- 50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.
(d)(9) Form of Investment Sub-Advisory Agreement between Aberdeen Asset Management, Inc. and Aberdeen Asset Management Investment Service, Ltd. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06- 000461 on October 10, 2006.
(d)(10) Form of Investment Sub-Advisory Agreement between Aberdeen Asset Management, Inc. and Aberdeen Asset Management Investment Service, Ltd. is filed herewith.
(d)(11) Contractual Fee Waiver Agreement dated May 31, 2006 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Strategic Income Bond Fund, Burkenroad Fund and Treasury Securities Money Market Fund, is incorporated herein by reference to Exhibit
         (h)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(d)(12) Expense Limitation Agreement dated May 31, 2006 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(d)(13) Expense Limitation Agreement dated November 28, 2006 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(e)(2) Form of Sub-Distribution and Servicing Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(f)      Not Applicable.

(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association (now, U.S. Bank National Association) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(3) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association (now, US Bank National Association), is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(g)(4) Amendment and Assignment dated August 8, 2006 of the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association to U.S. Bank National Association is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(g)(5) Custody Agreement between the Registrant and The Northern Trust Company, relating to the Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund, Aberdeen Total Return Fixed Income Fund, and Aberdeen International Equity Fund, is filed herewith.
(g)(6) Custody Agreement between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
 (h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 dated December 21, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(6) Amendment and Attachment 1, dated June 14, 2005 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(7) Amendment and Attachment 1 dated August 31, 2005, to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(h)(8) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, with respect to the Perimeter Small Cap Growth Fund, is filed herewith.
(h)(9) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, with respect to the Aberdeen Total Return Fixed Income Fund, Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund and Aberdeen International Equity Fund, to be filed by amendment.
(h)(10) Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(11) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(12) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(13) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(14) Schedule A dated August 9, 2005 to the Shareholder Services Plan dated August 9, 2005, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(15) Schedule B dated February, 2007 to the Shareholder Services Plan dated August 9, 2005, with respect to the Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund, Aberdeen Total Return Fixed Income Fund, and Aberdeen International Equity Fund, to be filed by amendment.
(h)(16) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(17) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(18) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(19) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.
(j)      Not Applicable.
(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000 as amended November 16, 2004 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as amended November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit
         (m)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(m)(3) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(4) Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(n)(1) Amended and Restated Rule 18f-3 Multiple Class Plan and Schedules and Certificates of Class Designation thereto is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(n)(2) Schedules and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Multiple Class Plan, as they relate to the Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund, Aberdeen Total Return Fixed Income Fund, and Aberdeen International Equity Fund, to be filed by amendment.
(o)      Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(p)(2) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.
(p)(4) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(5) W.H. Reaves & Co. Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(7) Perimeter Capital Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(p)(8) Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services, ltd. and Aberdeen Asset Management Asia Limited Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.
(p)(9)   Utendahl Capital Management, L.P. Code of Ethics is filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

         Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ABERDEEN ASSET MANAGEMENT, INC.

Aberdeen Asset Management ("Aberdeen") serves as investment adviser for the Registrant's Aberdeen Total Return Fixed Income Fund, Aberdeen Emerging Markets Fund, Aberdeen Global Equity Fund and Aberdeen International Equity Fund. The principal business address of Aberdeen is 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                                   NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Martin Gilbert,                                  Aberdeen Asset Management PLC             Chief Executive Officer
Chairman and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Gary Bartlett,                                                --                                     --
CEO and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Christian Pittard,                                            --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Bev Hendry,                                                   --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Andrew Smith,                                                 --                                     --
CFO and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Sue Mullin,                                                   --                                     --
Vice President and Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Steve Ilott,                                     Aberdeen Asset Management PLC           Group Head of Fixed Income
Director
---------------------------------------------- ---------------------------------- ------------------------------------------
Alan Goodson,                                                 --                                     --
Secretary
---------------------------------------------- ---------------------------------- ------------------------------------------
James Capezzutto,                                  Aberdeen Asset Management                         CCO
CCO                                                Investment Services, Ltd.
---------------------------------------------- ---------------------------------- ------------------------------------------
Alexa DiGiorgio,                                              --                                     --
COO and Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------
Rob Sellar                                                    --                                     --
Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------
Tim Sullivan                                                  --                                     --
Vice President
---------------------------------------------- ---------------------------------- ------------------------------------------

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC serves as the investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401. Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Scott T. Brayman                                              --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Judith W. O' Connell                                          --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Deborah Healey                                                --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Van Harissis                                                  --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
David M. O'Neal                                               --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------

HORIZON ADVISERS

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund and Prime Money Market
Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
John Portwood                                                 --                                     --
Chief Investment Strategist

---------------------------------------------- ---------------------------------- ------------------------------------------
David Lundgren                                                --                                     --
Director of Equities and Research

---------------------------------------------- ---------------------------------- ------------------------------------------
Gerald Dugal                                                  --                                     --
Director of Fixed Income and Trading

---------------------------------------------- ---------------------------------- ------------------------------------------
Aimee Forsythe                                                --                                     --
Securities Trader

---------------------------------------------- ---------------------------------- ------------------------------------------
Paula Chastain                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Kristy Sramek                                                 --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------

PERIMETER CAPITAL MANAGEMENT, LLC

Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address of Perimeter is Five Concourse Parkway , Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                         NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
G. Bradley Ball, Managing Partner &       Trusco Capital Management, Inc.    Former Managing Partner & Executive Vice
CEO, Perimeter Capital Management                                                President, Institutional Sales
---------------------------------------- ---------------------------------- ------------------------------------------
Mark D. Garfinkel, CFA, Managing          Trusco Capital Management, Inc.      Former Managing Partner & Small Cap
Partner & CIO, Perimeter Capital                                                         Growth Manager
Management

---------------------------------------- ---------------------------------- ------------------------------------------
James N. Behre, Managing Partner & Dir    Trusco Capital Management, Inc.     Former V.P., Senior Research Analyst
of Research, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Christopher J. Paolella, Managing         Trusco Capital Management, Inc.         Former V.P., Consultant Sales
Partner & Director of Marketing,
Perimeter Capital Management
---------------------------------------- ---------------------------------- ------------------------------------------
Theresa N. Benson, Partner & Director     Trusco Capital Management, Inc.       Former V.P., Institutional Sales
of Client Relations, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
Adam C. Stewart, CFA, Partner &           Trusco Capital Management, Inc.       Former V.P., Director of Trading
Director of Trading & Chief Compliance
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Patrick W. Kirksey, Partner & Senior      Trusco Capital Management, Inc.         Former V.P., Research Analyst
Research Analyst
---------------------------------------- ---------------------------------- ------------------------------------------
Carrie A. Tallman, Partner & Research     Trusco Capital Management, Inc.      Former Associate, Research Analyst
Analyst
---------------------------------------- ---------------------------------- ------------------------------------------

UTENDAHL CAPITAL MNAGEMENT L.P.

Utendahl Capital Management L.P. ("Utendahl") serves as the investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address of Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                         NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
Penny Zuckerwise, Chief Executive               Lebenthal Funds Inc.               Director (2002 to Present)
Officer                                  ---------------------------------- ------------------------------------------
                                                  Boston Advisors                  Director (2002 to Present)
                                         ---------------------------------- ------------------------------------------
                                                 Boldcap Ventures                Managing Partner (2001 to Present)
                                         ---------------------------------- ------------------------------------------
                                                   Wiserock, LLC                  Managing Member (1999 to 2004)
---------------------------------------- ---------------------------------- ------------------------------------------
Jo Ann Corkran, Chief Investment
Officer                                                 N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Steven Schneider, Chief Operating
Officer                                            Deutsche Bank                Managing Director (1998 to 2005)
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Mandel, Managing Director
                                                        N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Kim Beckley, Marketing Director
                                                        N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------
Jerald P. Menozzi Jr., Managing
Director, Mortgage Strategies                           N/A                                    N/A
---------------------------------------- ---------------------------------- ------------------------------------------

W.H. REAVES  & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                        NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
John Bartlett                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Cimino                                            --                                     --
Vice President and Treasurer
---------------------------------------- ---------------------------------- ------------------------------------------
William Ferer                                           --                                     --
President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Harmke                                           --                                     --
Assistant Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
David Pass                                              --                                     --
Vice President, and Corporate Secretary
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Porter                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
William Reaves                                          --                                     --
Non Executive Chairman
---------------------------------------- ---------------------------------- ------------------------------------------
Stacy Saul                                              --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Ronald Sorenson                                         --                                     --
Vice Chairman and Chief Executive
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Rowland Wilhelm                                         --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Kathleen Vuchetich                                      --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------

W.R. HAMBRECHT + CO. ASSET MANAGEMENT,LLC

W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as the investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address of Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940.

-------------------------------------- ------------------------------------ ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
-------------------------------------- ------------------------------------ ------------------------------------------
Robert F. Raney III                          WR Hambrecht + Co., LLC                Registered Representative
President, COO, and Portfolio Manager
-------------------------------------- ------------------------------------ ------------------------------------------
Johnny Svoren                                WR Hambrecht + Co., LLC                Registered Representative
Director of Research
-------------------------------------- ------------------------------------ ------------------------------------------
Anna-Marie Schweizer                         WR Hambrecht + Co., LLC          Registered Representative/Controller
Chief Financial Officer & Chief
Compliance Officer                            Ironstone Group, Inc.                     CFO (7/05 - 6/05)

                                         Matthews International Capital                     Director
                                                 Management, LLC

                                          The Sarah & William Hambrecht                 CFO and Director
                                         Foundation (a family charitable
                                                   foundation)

-------------------------------------- ------------------------------------ ------------------------------------------

ITEM 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                           July 15, 1982
         SEI Liquid Asset Trust                           November 29, 1982
         SEI Tax Exempt Trust                             December 3, 1982
         SEI Index Funds                                  July 10, 1985
         SEI Institutional Managed Trust                  January 22, 1987
         SEI Institutional International Trust            August 30, 1988
         The Advisors' Inner Circle Fund                  November 14, 1991
         The Advisors' Inner Circle Fund II               January 28, 1993
         Bishop Street Funds                              January 27, 1995
         SEI Asset Allocation Trust                       April 1, 1996
         SEI Institutional Investments Trust              June 14, 1996
         HighMark Funds                                   February 15, 1997
         Oak Associates Funds                             February 27, 1998
         CNI Charter Funds                                April 1, 1999
         iShares Inc.                                     January 28, 2000
         iShares Trust                                    April 25, 2000
         JohnsonFamily Funds, Inc.                        November 1, 2000
         Causeway Capital Management Trust                September 20, 2001
         The Japan Fund, Inc.                             October 7, 2002
         Barclays Global Investors Funds                  March 31, 2003
         The Arbitrage Funds                              May 17, 2005
         The Turner Funds                                 January 1, 2006
         ProShares Trust                                  November 14, 2005
         Community Reinvestment Act Qualified
           Investment Fund                                January 8, 2007

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                          POSITIONS AND
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ----------------
William M. Doran           Director                                                              --
Edward D. Loughlin         Director                                                              --
Wayne M. Withrow           Director                                                              --
Kevin Barr                 President & Chief Executive Officer                                   --
Maxine Chou                Chief Financial Officer & Treasurer                                   --
Thomas Rodman              Chief Operations Officer                                              --

                           POSITION AND OFFICE                                          POSITIONS AND
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       -------------------                                          ----------------
John Munch                 General Counsel & Secretary                                           --
Karen LaTourette           Chief Compliance Officer,
                           Anti-Money Laundering Officer & Assistant Secretary                   --
Mark J. Held               Senior Vice President                                                 --
Lori L. White              Vice President & Assistant Secretary                                  --
Robert Silvestri           Vice President                                                        --
John Coary                 Vice President & Assistant Secretary                                  --
Michael Farrell            Vice President                                                        --
Mark McManus               Vice President                                                        --

ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    US Bank, N.A.
                                    800 Nicollett Mall
                                    Minneapolis, Minnesota 55402

                                    Union Bank of California, N.A.
                                    475 Samsone Street
                                    15th Floor
                                    San Francisco, California  94111
                                    Northern Trust Company
                                    50 La Salle Street
                                    Chicago, Illinois 60675

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                                    Aberdeen Asset Management Inc.
                                    735 Market Street, 37th Floor,
                                    Philadelphia, PA 19103

                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    Perimeter Capital Management, LLC
                                    Five Concourse Parkway
                                    Suite 2725
                                    Atlanta, Georgia 30328

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    W.R. Hambrecht + Co. Asset Management, LLC
                                    539 Bryant Street, Suite 100 San Francisco,
                                    California 94107-1237



ITEM 29.  Management Services:

         None.


ITEM 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 56 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of February, 2007.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By: /s/ JAMES F. VOLK
                                                  ------------------------------
                                                  James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

        *                      Trustee                         February 9, 2007
--------------------------
William M. Doran


        *                      Trustee                         February 9, 2007
--------------------------
Robert A. Nesher


        *                      Trustee                         February 9, 2007
--------------------------
Eugene B. Peters


        *                      Trustee                         February 9, 2007
--------------------------
James M. Storey


        *                      Trustee                         February 9, 2007
--------------------------
George J. Sullivan, Jr.


        *                      Trustee                         February 9, 2007
--------------------------
Betty L. Krikorian


        *                      Trustee                         February 9, 2007
--------------------------
Charles E. Carlbom


        *                      Trustee                         February 9, 2007
--------------------------
Mitchell A. Johnson


/s/ JAMES F. VOLK              President                       February 9, 2007
--------------------------
James F. Volk

       *                       Controller &                    February 9, 2007
--------------------------     Chief Financial Officer
Michael Lawson

By:  /s/ JAMES F. VOLK
     ------------------------
     James F. Volk
     Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 48 of the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 31, 2006.

                                  EXHIBIT INDEX


EXHIBIT NUMBER         DESCRIPTION
--------------         -----------
EX-99.D10              Form of Investment Sub-Advisory Agreement between
                       Aberdeen Asset Management, Inc. and Aberdeen Asset
                       Management Investment Service, Ltd.
EX-99.G5               Custody Agreement between the Registrant and The Northern
                       Trust Company, relating to the Aberdeen Emerging Markets
                       Fund, Aberdeen Global Equity Fund, Aberdeen Total Return
                       Fixed Income Fund, and Aberdeen International Equity Fund
EX-99.H8               Amendment and Attachment 1 to the Amended and Restated
                       Administration Agreement dated November 12, 2002, between
                       the Registrant and SEI Investments Global Funds Services,
                       with respect to the Perimeter Small Cap Growth Fund
EX-99.P9               Utendahl Capital Management, L.P. Code of Ethics